As filed with the Securities and Exchange Commission on 5/23/07

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21895

Underlying Funds Trust
(Exact name of registrant as specified in charter)

701 Westchester Avenue, Suite 312W, White Plains, NY 10604
(Address of principal executive offices) (Zip code)

Mr. Lee Schultheis, 701 Westchester Avenue, Suite 312W, White Plains, NY 10604
(Name and address of agent for service)

1-877-LOW-BETA (1-877-569-2382)
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2007

Item 1. Schedule of Investments.

Underlying Funds Trust
Convertible Bond Arbitrage-1 Portfolio
Schedule of Investments
March 31, 2007

	Shares or
	Principal Amount	Value

CONVERTIBLE BONDS (f) - 73.90%+

Aerospace & Defense - 2.48%+
L-3 Communications Holdings, Inc. (Acquired 08/01/2005, Cost $763,438)
3.000%, due 08/01/2035 (b)(e)^	750,000	$800,625

Airlines - 2.31%+
Jetblue Airways Corp., 3.750%, due 03/15/2035 (e)^	750,000	745,313

Biotechnology - 2.62%+
Charles River Laboratories International, Inc., (Acquired 08/16/2006, Cost $764,844)
2.250%, due 06/15/2013 (b)^	750,000	843,750

Commercial Services & Supplies - 4.70%+
FTI Consulting, Inc., 3.750%, due 07/15/2012 ^	750,000	970,312
Waste Connections, Inc., 3.750%, due 04/01/2026 (e)^	500,000	545,625
		1,515,937
Communications Equipment - 2.13%+
Ciena Corp., 0.250%, due 05/01/2013 ^	750,000	686,250

Computers & Peripherals - 4.87%+
Cray Inc., 3.000%, due 12/01/2024 (e) ^	750,000	765,000
EMC Corp. (Acquired 11/14/2006, Cost $756,739)
1.750%, due 12/01/2011 (b)	750,000	805,312
		1,570,312
Construction & Engineering - 3.04%+
Quanta Services, Inc. (Acquired 04/27/2006, Cost $741,563)
3.750%, due 04/30/2026 (b)(e)	750,000	979,688

Diversified Telecommunication Services - 2.02%+
Level 3 Communications, Inc., 3.500%, due 06/15/2012 (e)	500,000	652,500

Electronic Equipment & Instruments - 2.78%+
Itron, Inc., 2.500%, due 08/01/2026 (e)	750,000	898,125

Energy Equipment & Services - 2.68%+
Cameron International Corp., (Acquired 05/23/2006 and 05/30/2006, Cost $749,956)
2.500%, due 06/15/2026 (b)(e)	750,000	863,437

Health Care Equipment & Supplies - 12.81%+
American Medical Systems Holdings, Inc., 3.250%, due 07/01/2036 (e)	750,000	952,500
Conceptus, Inc., 2.250%, due 02/15/2027 (e)	750,000	734,062
Cytyc Corp., 2.250%, due 03/15/2024 (e)	750,000	918,750
Edwards Lifesciences Corp., 3.875%, due 05/15/2033 (e)	750,000	783,750
Kyphon, Inc. (Acquired 02/01/2007, Cost $750,034)
1.000%, due 02/01/2012 (b)	750,000	745,313
		4,134,375

Underlying Funds Trust
Convertible Bond Arbitrage-1 Portfolio
Schedule of Investments
March 31, 2007

	Shares or
	Principal Amount	Value

Health Care Providers & Services - 3.97%+
Henry Schein, Inc., 3.000%, due 08/15/2034 (e)	500,000	$658,125
Trizetto Group, Inc, 2.750%, due 10/01/2025 (e)	500,000	622,500
		1,280,625
Hotels, Restaurants & Leisure - 5.10%+
International Game Technology (Acquired 01/17/2007, Cost $762,405)
2.600%, due 12/15/2036 (b)(e)	750,000	728,437
Scientific Games Corp., 0.750%, due 12/01/2024 (e)	750,000	917,813
		1,646,250
Internet & Catalog Retail - 2.12%+
Priceline.com, Inc., 1.000%, due 08/01/2010 (e)	500,000	685,625

Machinery - 2.56%+
Trinity Industries, Inc., 3.875%, due 06/01/2036 (e)	750,000	825,000

Oil, Gas & Consumable Fuels - 2.54%+
OMI Corp., 2.875%, due 12/01/2024 (e)	750,000	820,313

Semiconductor & Semiconductor Equipment - 9.43%+
Intel Corp., 2.950%, due 12/15/2035	750,000	648,750
ON Semiconductor Corp. (Acquired 01/16/2007, Cost $792,131)
2.625%, due 12/15/2026 (b)(e)	750,000	840,000
PMC-Sierra, Inc., 2.250%, due 10/15/2025 (e)	750,000	807,187
Xilinx, Inc. (Acquired 03/06/2007, Cost $756,399)
3.125%, due 03/15/2037 (b)	750,000	747,188
		3,043,125
Software - 4.15%+
Cadence Design System, Inc. (Acquired 02/15/2007, Cost $558,505)
1.375%, due 12/15/2011 (b)	500,000	564,375
Fair Isaac Corp., 1.500%, 08/15/2023 (e)	750,000	775,312
		1,339,687
Wireless Telecommunication Services - 1.59%+
SBA Communications Corp. (Acquired 03/21/2007, Cost $512,693)
0.375%, due 12/01/2010 (b)	500,000	513,125

TOTAL CONVERTIBLE BONDS (Cost $22,402,350)		23,844,062

CORPORATE BONDS - 4.75%+

Food Products - 2.40%+
Archer Daniels Midland Co. (Acquired 02/16/2007, Cost $771,595)
0.875%, due 02/15/2014 (b)	750,000	773,120

Oil & Gas Extraction - 2.35%+
SESI LLC (Acquired 12/21/2006, Cost $749,630)
1.500%, due 12/15/2026 (b)(e)	750,000	757,500

TOTAL CORPORATE BONDS (Cost $1,521,225)		1,530,620

Underlying Funds Trust
Convertible Bond Arbitrage-1 Portfolio
Schedule of Investments
March 31, 2007

	Shares or
	Principal Amount	Value

REPURCHASE AGREEMENTS - 20.59%+
The Bear Stearns Companies, Inc.,
5.100%, dated 3/30/2007, due 4/02/2007,
repurchase price $6,644,496 (g)^	$6,642,614	$6,642,614

TOTAL REPURCHASE AGREEMENTS (Cost $6,642,614)		6,642,614

Total Investments (Cost $30,566,189) - 99.24%+		32,017,296
Other Assets in Excess of Liabilities - 0.76%+		246,488
TOTAL NET ASSETS - 100.00%+		$32,263,784

Underlying Funds Trust
Convertible Bond Arbitrage-1 Portfolio
Schedule of Securities Sold Short
March 31, 2007

	Shares or
	Principal Amount	Value

COMMON STOCK
American Medical Systems Holdings, Inc. (a)	22,000	$465,740
Archer Daniels Midland Co.	11,500	422,050
Cadence Design Systems, Inc. (a)	14,500	305,370
Cameron International Corp. (a)	5,000	313,950
Charles River Laboratories International, Inc. (a)	9,000	416,340
Ciena Corp. (a)	8,000	223,600
Conceptus, Inc. (a)	13,400	268,000
Cray, Inc. (a)	10,000	137,900
Cytyc Corp. (a)	13,000	444,730
Edwards Lifesciences Corp. (a)	3,100	157,170
EMC Corp. (a)	30,000	415,500
Fair Isaac Corp.	7,500	290,100
FTI Consulting, Inc. (a)	16,000	537,440
Henry Schein, Inc. (a)	8,000	441,440
Intel Corp.	10,000	191,300
International Game Technology	2,000	80,760
Itron, Inc. (a)	6,500	422,760
JetBlue Airways Corp. (a)	14,000	161,140
Kyphon, Inc. (a)	7,000	315,980
L-3 Communications Holdings, Inc.	3,000	262,410
Level 3 Communications, Inc. (a)	60,000	366,000
OMI Corp. (b)	13,300	357,238
ON Semiconductor Corp. (a)	50,000	446,000
PMC - Sierra, Inc. (a)	41,700	292,317
Priceline.com, Inc. (a)	11,200	596,512
Quanta Services, Inc. (a)	16,000	403,520
SBA Communications Corp. - Class A (a)	9,700	286,635
Scientific Games Corp. - Class A (a)	15,000	492,450
Superior Energy Services (a)	8,000	275,760
Trinity Industries, Inc.	10,800	452,736
Trizetto Group (a)	14,000	280,140
Waste Connections, Inc. (a)	8,550	255,987
Xilinx, Inc.	18,000	463,140

TOTAL COMMON STOCK (Proceeds $10,274,030)		11,242,115

Total Securities Sold Short (Proceeds $10,274,030)		$11,242,115

Underlying Funds Trust
Distressed Securities & Special Situations-1 Portfolio
Schedule of Investments
March 31, 2007

	Shares or
	Principal Amount	Value

COMMON STOCKS - 62.37%+

Airlines - 2.71%+
Ace Aviation Holdings, Inc. (a)(c)	39,029	$1,029,730
Hawaiian Holdings, Inc. (a)	157,939	497,508
Jazz Air Income Fund (c)	8,547	60,634
MAIR Holdings, Inc. (a)	75,419	495,503
Northwest Airlines Corp. (a)	8,475	5,509
Pinnacle Airlines Corp. (a)	22,720	392,829
		2,481,713
Auto Components - 0.60%+
Dana Corp. (a)	131,300	114,888
Delphi Corp. (a)	57,000	165,300
Exide Technologies (a)	27,666	240,694
Intermet Corp. (a)	25,708	25,708
		546,590
Automobiles - 0.11%+
Fleetwood Enterprises, Inc. (a)	12,300	97,293

Biotechnology - 0.32%+
Seracare Life Sciences, Inc. (a)	41,791	292,537

Bituminous Coal & Lignite Surface Mining - 0.19%+
James River Coal Co. (a)	23,030	172,034

Building Products - 2.35%+
Armstrong World Industries Inc. (a)	25,312	1,287,115
Owens Corning (a)	24,780	789,491
USG Corp. (a)	1,580	73,754
		2,150,360
Capital Markets - 0.43%+
Morgan Stanley	5,023	395,611

Commercial Physical & Biological Research - 0.20%+
Life Sciences Research, Inc. (a)	12,440	186,600

Commercial Services & Supplies - 1.57%+
Avis Budget Group	26,822	732,777
IKON Office Solutions, Inc.	49,034	704,619
		1,437,396
Communications Equipment - 0.89%+
Loral Space & Communications Ltd. (a)	7,166	364,606
Nextwave Wireless, Inc. (a)	1,716	17,160
Nortel Networks Corp. (a)(c)	17,925	431,096
		812,862
Computers & Peripherals - 0.41%+
NCR Corp. (a)	4,042	193,087
Silicon Graphics, Inc. (a)	6,180	186,265
		379,352

Underlying Funds Trust
Distressed Securities & Special Situations-1 Portfolio
Schedule of Investments
March 31, 2007

	Shares or
	Principal Amount	Value

Construction & Engineering - 4.71%+
Washington Group International, Inc. (a)	64,871	$4,308,732

Construction Materials - 4.18%+
Oglebay Norton Co. (a)	173,827	3,824,194

Consumer Finance - 0.49%+
MRU Holdings, Inc. (a)	64,190	444,837

Diversified Telecommunication Services - 1.88%+
IDT Corp. (a)	42,218	479,174
Primus Telecommunications GP (a)	150,000	79,500
Verizon Communications, Inc.	30,577	1,159,480
		1,718,154
Electronic Equipment & Instruments - 0.38%+
Taser International, Inc. (a)	42,800	343,684

Energy Equipment & Services - 1.08%+
Halliburton Co.	8,744	277,534
Helix Energy Solutions Group, Inc. (a)	3,100	115,599
Key Energy Services, Inc. (a)	17,500	286,125
Trico Marine Service, Inc. (a)	8,338	310,674
		989,932
Food & Staples Retailing - 0.98%+
Safeway, Inc.	2,950	108,088
Winn Dixie Stores, Inc. (a)	44,483	785,125
		893,213
Food Products - 2.03%+
Imperial Sugar Co.	32,391	1,086,070
Interstate Bakeries (a)	204,890	768,338
		1,854,408
Grocery Stores - 0.29%+
Koninklijke Ahold NV ADR (a)	22,713	266,651

Health Care Equipment & Supplies - 1.48%+
Bausch & Lomb, Inc.	26,460	1,353,694

Health Care Providers & Services - 0.44%+
Magellan Health Services, Inc. (a)	7,298	306,516
Tenet Healthcare Corp. (a)	15,000	96,450
		402,966
Hotels, Restaurants & Leisure - 4.03%+
Cosi, Inc. (a)	28,900	161,262
Krispy Kreme Doughnuts, Inc. (a)	249,666	2,544,097
Lone Star Steakhouse & Saloon (a)	14,800	404,780
Sunterra Corp. (a)	10,000	157,000
Wyndham Worldwide Corp. (a)	12,135	414,410
		3,681,549

Underlying Funds Trust
Distressed Securities & Special Situations-1 Portfolio
Schedule of Investments
March 31, 2007

	Shares or
	Principal Amount	Value

Household Durables - 0.92%+
Foamex International, Inc. (a)	118,490	$627,997
Lifetime Brands, Inc.	10,160	212,243
The Rowe Companies (a)	122,070	610
		840,850
Independent Power Producers & Energy Traders - 1.57%+
Mirant Corp. (a)	35,422	1,433,174

IT Services - 0.64%+
First Data Corp.	11,321	304,535
Western Union Co.	12,700	278,765
		583,300
Leisure Equipment & Products - 2.20%+
Aruze Corp. (c)	16,040	559,440
Smith & Wesson Holding Corp. (a)	110,643	1,448,317
		2,007,757
Machinery - 0.60%+
Joy Global, Inc.	12,805	549,334

Media - 0.75%+
Aeroplan Income Fund (c)	6,908	116,681
Genius Products, Inc. (a)	75,290	220,600
Time Warner Cable, Inc. (a)	9,196	344,574
		681,855
Metals & Mining - 13.34%+
Algoma Steel, Inc. (a)(c)	158,575	7,178,690
Atlas Mining Co. (a)	136,250	257,513
Grupo Mexico S.A. de CV (c)	271,880	1,262,078
Haynes International, Inc. (a)	19,955	1,455,318
Kaiser Aluminum Corp. (a)	6,664	519,792
Ormet Corp. (a)	77,960	1,524,118
		12,197,509
Oil, Gas & Consumable Fuels - 2.24%+
Brazil Ethanol, Inc. (a)(b)	31,250	250,000
International Coal Group Inc. (a)	20,000	105,000
National Coal Corp. (a)	5,000	24,800
Petroleum Development Corp. (a)	21,565	1,155,237
Sunoco, Inc.	3,080	216,955
Texas Petrochemicals, Inc. (a)	11,200	322,000
		2,073,992
Personal Products - 0.25%+
Nutracea (a)	76,750	231,018

Real Estate - 0.26%+
American Home Mortgage Investment Corp.	8,750	236,162

Road & Rail - 0.87%+
Hertz Global Holdings, Inc. (a)	33,750	799,875

Underlying Funds Trust
Distressed Securities & Special Situations-1 Portfolio
Schedule of Investments
March 31, 2007

	Shares or
	Principal Amount	Value

Semiconductor & Semiconductor Equipment - 0.11%+
PMC - Sierra, Inc. (a)	15,000	$105,150

Specialty Finance - 0.19%+
Transforma Acquisition Group I (a)	23,000	172,730

Specialty Retail - 3.48%+
America's Car Mart, Inc. (a)	14,014	187,227
Blockbuster, Inc.	123,600	795,984
Casual Male Retail Group, Inc. (a)	7,943	93,965
Footstar, Inc. (a)	77,961	665,787
Movie Gallery, Inc. (a)	320,850	1,442,221
		3,185,184
Telecommunications - 0.85%+
Deutsche Bank Mexico S.A. Institucion de Banco Multiple Division Certificate (a)	1,050	782,250
Nextwave Tax Escrow Certificate (a)	7,300	0
		782,250
Textiles, Apparel & Luxury Goods - 0.34%+
DHB Industries, Inc. (a)	76,600	264,270
Unifi, Inc. (a)	15,200	43,776
		308,046
Thrifts & Mortgage Finance - 0.08%+
Accredited Home Lenders Holding Co. (a)	3,500	32,445
Fremont General Corp.	6,292	43,604
		76,049
Tobacco - 1.93%+
Altria Group Inc. w/i (a)	10,050	662,194
Altria Group, Inc.	12,591	1,105,616
		1,767,810

TOTAL COMMON STOCKS (Cost $45,837,649)		57,066,407

WARRANTS - 0.13%+

Brazil Ethanol, Inc. (a)	31,250	25,000
Kapstone Paper & Packaging Corp. (a)	40,560	71,791
Transforma Acquisition Group I (a)	23,000	25,070

TOTAL WARRANTS (Cost $69,550)		121,861

CONVERTIBLE BONDS (f) - 1.47%+

Airlines - 0.62%+
Pinnacle Airline Corp., 3.250%, due 02/15/2025 (e)	390,000	566,475

Biotechnology - 0.68%+
Cell Therapeutics, Inc., 4.000%, due 07/01/2010	1,000,000	623,750

Energy Equipment & Services - 0.17%+
Friede Goldman Halter, Inc., 4.500%, due 09/15/2004 (Default effective 03/15/2001) (a)(d)(e)	1,500,000	151,875

TOTAL CONVERTIBLE BONDS (Cost $993,233)		1,342,100

Underlying Funds Trust
Distressed Securities & Special Situations-1 Portfolio
Schedule of Investments
March 31, 2007

	Shares or
	Principal Amount	Value

CONVERTIBLE PREFERRED STOCKS (f) - 0.38%+

Thrifts & Mortgage Finance - 0.38%+
Doral Financial Corp.	3,750	$347,344

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $440,250)		347,344

CORPORATE BONDS - 23.07%+

Airlines - 0.93%+
Delta Air Lines Inc., 8.300%, due 12/15/2029 (Default effective 09/15/2005) (a)(d)	500,000	278,915
Northwest Airlines Corp., 10.000%, due 02/01/2009 (Default effective 09/15/2005) (a)(d)	675,000	570,375
		849,290
Aluminum Sheet, Plate, & Foil - 0.13%+
Kaiser Aluminum Escrow, 9.875%, due 02/15/2049	299,000	118,793
Ormet Corp. (Acquired 09/28/04, Cost $1,887)
0.000%, due 10/01/2050 (b)	134,000	4,020
		122,813
Auto Components - 4.49%+
Dana Corp. Dip Loan, 0.000%, due 06/12/2011	1,000,000	1,000,080
Delco Remy International, Inc., 9.360%, due 04/15/2009 (e)	758,000	744,735
Delco Remy International, Inc., 11.000%, due 05/01/2009 (e)	500,000	120,000
Delphi Auto Systems Corp., 6.500%, due 05/01/2009 (Default effective 10/10/2005) (a)(d)	370,000	414,400
Delphi Corp., 7.125%, due 05/01/2029 (Default effective 10/10/2005) (a)(d)	164,000	184,090
Delphi Dip Loan, 0.000%, due 12/21/2007	1,000,000	1,003,340
Exide Technologies, 10.500%, due 03/15/2013 (e)	300,000	309,000
Federal Mogul Corp., 7.750%, due 07/01/2006 (Default effective 10/01/01) (a)(d)	370,000	329,300
		4,104,945
Banking - 1.75%+
Armstrong Bank Debt, 0.000%, due 03/29/2050	687,000	3,439
Armstrong Holdings Escrow shares, 7.450%, due 05/15/2029	956,000	12,237
Collins Bank Debt Pr, 0.000%, due 01/25/2008	674,000	269,600
Collins Bank Debt Rc, 0.000%, due 01/25/2008	365,880	146,352
HCA Dip Loan, 0.000%, due 11/01/2013	300,000	302,706
Interstate Trade Claim, 0.000%, due 01/01/2050	929,000	771,070
Werner Term Loan, 0.000%, due 03/29/2050	69,003	57,273
Winstar Dip Bank Debt, 0.000%, due 03/29/2050	31,386	41,743
		1,604,420
Building Products - 0.11%+
American Plumbing & Mechanical, Inc., 11.625%, due 10/15/2008
(Default effective 10/14/2003) (a)(d)(e)(h)	3,366,000	97,614

Chemicals - 1.98%+
Solutia Dip Loan, 8.360%, due 03/31/2007	1,000,000	1,006,230
Solutia, Inc., 7.375%, due 10/15/2027 (Default effective 12/17/2003) (a)(d)	845,000	802,750
		1,808,980
Communications - 0.06%+
Iridium LLC, 14.000%, due 07/12/2005 (Default effective 07/15/1999) (a)(d)(e)	225,000	51,750

Underlying Funds Trust
Distressed Securities & Special Situations-1 Portfolio
Schedule of Investments
March 31, 2007

	Shares or
	Principal Amount	Value

Consumer Finance - 1.03%+
Ford Motor Credit Co., 4.950%, due 01/15/2008	450,000	$444,612
Ford Term Loan, 8.360%, due 11/29/2013	498,750	499,658
		944,270
Diversified Telecommunications - 0.92%+
Primus Telecommunications, 8.000%, due 01/15/2014 (e)	1,000,000	648,750
Securus Technologies, Inc., 11.000%, due 09/01/2011 (e)	195,000	192,075
		840,825
Electronic and Other Electrical Equipment & Components, Except Computer Equipment - 0.28%+
Magnachip Semiconductor, 8.610%, due 12/15/2011 (e)	300,000	257,250

Fabricated Metal Products, Except Machinery & Transportation Equipment - 0.41%+
Maax Corp., 9.750%, due 06/15/2012 (e)	550,000	376,750

Financial Services - 0.23%+
Block Financial Corp., 8.500%, due 04/15/2007	209,800	209,973

Food & Staples Retailing - 0.02%+
Winn-Dixie Store Escrow, 8.875%, due 04/01/2050 (Default effective 02/21/2005) (a)(d)	254,000	18,085

Heavy Construction - 0.69%+
Morrison Knudsen, 11.000%, due 07/01/2010 (Default effective 08/01/2003) (a)(d)	13,032,000	635,036

Household Durables - 0.33%+
Home Products International, Inc., 9.625%, due 05/15/2008
(Default effective 12/20/06) (a)(d)(e)	472,000	141,600
Technical Olympic USA, Inc., 9.000%, due 07/01/2010 (e)	175,000	163,187
		304,787
Independent Power Producers & Energy Traders - 1.97%+
Calpine Corp. (Acquired 01/05/06 and 02/06/07, Cost $334,391)
8.500%, due 07/15/2010 (Default effective 12/20/2005) (a)(b)(d)(e)	357,000	378,420
Calpine Corp., 8.500%, due 02/15/2011 (Default effective 12/20/2005) (a)(d)	585,000	637,650
Calpine Corp. (Acquired 01/03/2006, 01/05/2006, and 02/06/2007, Cost $680,179)
8.750%, due 07/15/2013 (Default effective 12/20/2005) (a)(b)(d)(e)	733,000	780,645
		1,796,715
Media - 1.94%+
Charter Communications Holdings II LLC/Charter Communications Holdings II Cap Corp.,
10.250%, due 09/15/2010 (e)	500,000	527,500
Quebecor World Capital Corp., 6.125%, due 11/15/2013	875,000	807,187
Ziff Davis Media, Inc., 11.360%, due 05/01/2012 (e)	435,000	436,088
		1,770,775
Metals & Mining - 0.06%+
Ormet Corp., (Acquired 10/27/04, 12/08/04, and 05/19/2006, Cost $22,159)
11.000%, due 08/15/2008 (Default effective 01/30/2004) (a)(b)(d)(e)	1,996,000	54,890

Oil, Gas & Consumable Fuels - 0.32%+
KCS Energy, Inc., 7.125%, due 04/01/2012 (e)	292,500	289,575

Personal Products - 0.75%+
Revlon Consumer Products Corp., 8.625%, due 02/01/2008 (e)	385,000	376,819
Revlon Term Loan, 0.000%, due 01/15/2012	300,000	306,627
		683,446

Underlying Funds Trust
Distressed Securities & Special Situations-1 Portfolio
Schedule of Investments
March 31, 2007

	Shares or
	Principal Amount	Value

Retail - 0.03%+
PCA LLC/PCA Finance Corp., 11.875%, due 08/01/2009 (Default effective 02/01/2006) (a)(d)	911,000	$25,052
Specialty Manufacturing - 1.04%+
American Color Graphics, Inc., 10.000%, due 06/15/2010 (e)	575,000	465,750
Elgin National Industries, Inc., 11.000%, due 11/01/2007 (e)	320,000	322,400
Merisant Co., 9.500%, due 07/15/2013 (e)	200,000	162,000
		950,150
Specialty Retail - 2.19%+
Movie Gallery, Inc., 11.000%, due 05/01/2012 (e)	2,181,000	2,001,067

Textiles, Apparel & Luxury Goods - 0.21%+
Unifi, Inc., 11.500%, due 05/15/2014 (e)	195,000	193,538

Tobacco - 0.69%+
Alliance One Internationl, Inc., 11.000%, due 05/15/2012 (e)	347,000	381,700
North Atlantic Trading, Inc., 9.250%, due 03/01/2012 (e)	300,000	253,500
		635,200
Transportation Infrastructure - 0.51%+
Dura Operating Corp., 9.000%, due 05/01/2009 (Default effective 10/30/2006) (a)(d)(e)	150,000	7,125
Sea Containers Ltd., 10.750%, due 10/15/2006 (Default effective 10/15/2006) (a)(d)(e)	197,400	163,842
Sea Containers Ltd., 10.500%, due 05/15/2012 (Default effective 10/15/2006) (a)(d)(e)	364,000	298,480
		469,447

TOTAL CORPORATE BONDS (Cost $19,681,562)		21,096,643

ASSET BACKED SECURITIES - 0.15%+

United Airlines, Inc., 7.762%, due 12/31/2049	150,109	139,789

TOTAL ASSET BACKED SECURITIES (Cost $78,432)		139,789

PURCHASED OPTIONS - 0.14%+
	Contracts
Garmin Ltd.
Expiration: April, 2007, Exercise Price: $50.000	50	1,750
H&R Block
Expiration: April, 2007, Exercise Price: $20.000	80	4,000
iShares Russell 2000 Index Fund
Expiration: June, 2007, Exercise Price: $75.000	550	85,250
Accredited Home Lenders
Expiration: April, 2007, Exercise Price: $5.000	70	2,100
Nortel Networks Corp.
Expiration: January, 2008, Exercise Price: $30.000	175	26,687
Tyco International Ltd.
Expiration: July, 2007, Exercise Price: $32.500	111	11,655

TOTAL PURCHASED OPTIONS (Cost $236,811)		131,442

Underlying Funds Trust
Distressed Securities & Special Situations-1 Portfolio
Schedule of Investments
March 31, 2007

	Shares or
	Principal Amount	Value

REPURCHASE AGREEMENTS - 16.15%+

The Bear Stearns Companies, Inc.,
5.100%, dated 3/30/2007, due 4/02/2007,
repurchase price $14,774,613 (g)^	$14,771,293	$14,771,293

TOTAL REPURCHASE AGREEMENTS (Cost $14,771,293)		14,771,293

OTHER - 0.08%+

Adelphia Communications Escrow shares	182,000	61,425
Adelphia Contingent Value Vehicle	175,044	12,253

TOTAL OTHER (Cost $81,658)		73,678

Total Investments (Cost $82,190,438) - 103.95%+		95,090,557
Liabilities in Excess of Other Assets - (3.95%)+		(3,615,536)
TOTAL NET ASSETS - 100.00%+		$91,475,021

Underlying Funds Trust
Distressed Securities & Special Situations-1 Portfolio
Schedule of Securities Sold Short
March 31, 2007

	Shares or
	Principal Amount	Value

COMMON STOCK
Accredited Home Lenders Holding Co. (a)	21,095	$195,551
Applied Extrusion Technologies - Class A (a)	1,714	11,998
Applied Extrusion Technologies - Class B (a)	35	262
Armstrong Holdings, Inc. (a)	400	248
The Bear Stearns Companies Inc.	1,357	204,025
BearingPoint, Inc. (a)	13,800	105,708
Congoleum Corp. (a)	300	462
Delphi Corp. (a)	72,996	211,688
Delta Air Lines, Inc. (a)	215,700	58,239
Dominion Homes, Inc. (a)	25,191	112,604
Fleetwood Enterprises, Inc. (a)	20,936	165,604
Ford Motor Co.	26,026	205,345
Globalstar, Inc. (a)	16,748	177,529
Interstate Bakeries (a)	12,500	46,875
Kapstone Paper & Packaging Corp. (a)	780	5,148
Kraft Foods, Inc.	3,178	100,615
Navistar International Corp. (a)	3,789	173,347
New Century Financial Corp.	6,212	6,585
Northwest Airlines Corp. (a)	395,894	257,331
Novastar Financial, Inc.	25,360	126,800
Orleans Homebuilders, Inc.	21,822	193,125
The PMI Group Inc.	4,453	201,365
Pope & Talbot, Inc. (a)	44,785	302,299
Progressive Gaming International Corp. (a)	10,066	45,297
Sea Containers Ltd. (a)(b)	49,500	33,165
Sirva, Inc. (a)	31,235	111,509
Six Flags, Inc. (a)	56,822	341,500
Southern Copper Corp.	20,000	1,433,200
Superior Industries International	9,240	192,469
Technical Olympic USA, Inc.	94,040	375,220
Thermadyne Holdings Corp. (a)	14,600	169,944
Winn Dixie Stores, Inc. (a)	28,474	502,566
Wynn Resorts Ltd.	2,320	220,075

TOTAL COMMON STOCK (Proceeds $8,329,270)		6,287,698

WARRANTS

Owens Corning, Inc. Warrants	5,929	30,534

TOTAL WARRANTS (Proceeds $29,496)		30,534

CORPORATE BONDS

Applied Extrusion, (Acquired 05/14/2004, Proceeds $1,025)
12.000%, due 03/15/2012 (d)(e)	$817	680
Kaiser Aluminum & Chemical, 12.750%, due 02/01/2003 (Default effective 02/12/2002) (a)(c)(d)	1,157,000	92,560
Quebecor World Capital, (Acquired 01/24/2007 and 03/13/2007, Cost $626,434)
8.750%, due 03/15/2016 (b)(d)(e)	612,000	619,650
R.J. Tower Corp., 12.00%, due 06/01/2013 (Default effective 02/02/05) (a)(c)(d)	125,000	9,062

TOTAL CORPORATE BONDS (Proceeds $734,584)		721,952

EXCHANGE TRADED FUNDS

Energy Select Sector SPDR	13,022	784,576
iShares MSCI Mexico Index	3,340	181,562
iShares Russell 2000 Index	10,655	847,179
Nasdaq-100 Index Tracking Stock	28,000	1,218,840

TOTAL EXCHANGE TRADED FUNDS (Proceeds $2,870,124)		3,032,157

Total Securities Sold Short (Proceeds $11,963,474)		$10,072,341

FOREIGN CURRENCY CONTRACTS
Canadian Dollars	11,404	9,878
Japanese Yen	44,483,444	377,490
Mexican Pesos	4,378,588	396,674

Total Foreign Currency Contracts (Proceeds $785,484)		$784,042

Underlying Funds Trust
Distressed Securities & Special Situations-1 Portfolio
Schedule of Options Written
March 31, 2007

	Contracts	Value

CALL OPTIONS

Garmin Ltd.
Expiration: April, 2007, Exercise Price: $60.00	25	$375
iShares Russell 2000 Index Fund
Expiration: March, 2007, Exercise Price: $83.00	390	975
iShares Russell 2000 Index Fund
Expiration: June, 2007, Exercise Price: $83.00	350	61,950
iShares Russell 2000 Index Fund
Expiration: June, 2007, Exercise Price: $85.00	200	20,500
Accredited Home Lenders
Expiration: April, 2007, Exercise Price: $5.00	70	30,800

TOTAL CALL OPTIONS (PREMIUMS RECEIVED $139,729)		114,600

PUT OPTIONS

Nortel Networks Corp.
Expiration: January, 2008, Exercise Price: $20.00	175	$21,000
Tyco International Ltd.
Expiration: July, 2007, Exercise Price: $27.50	111	3,330

TOTAL PUT OPTIONS (PREMIUMS RECEIVED $23,632)		24,330

Total Options Written (Premiums received $163,361)		$138,930

Underlying Funds Trust
Equity Options Overlay-1 Portfolio
Schedule of Investments
March 31, 2007

	Shares or
	Principal Amount	Value

COMMON STOCKS - 97.75%+

Aerospace & Defense - 2.24%+
Boeing Co.	2,500	$222,275
General Dynamics Corp.	400	30,560
Honeywell International, Inc.	2,300	105,938
Lockheed Martin Corp.	200	19,404
Precision Castparts Corp.	600	62,430
		440,607
Air Freight & Logistics - 0.33%+
FedEx Corp.	600	64,458

Airlines - 0.52%+
Southwest Airlines Co.	7,000	102,900

Beverages - 1.73%+
The Coca-Cola Co.	6,300	302,400
PepsiCo, Inc.	600	38,136
		340,536
Capital Markets - 6.27%+
Ameriprise Financial, Inc.	700	39,998
The Bear Stearns Companies, Inc.	4,000	601,400
The Charles Schwab Corp.	11,500	210,335
Federated Investors, Inc.	3,000	110,160
The Goldman Sachs Group, Inc.	600	123,978
Investors Financial Services Corp.	2,500	145,375
		1,231,246
Chemicals - 0.73%+
Air Products & Chemicals, Inc.	1,600	118,336
Airgas, Inc.	600	25,290
		143,626
Commercial Banks - 0.58%+
Bank of America Corp.	1,600	81,632
Wachovia Corp.	600	33,030
		114,662
Commercial Services & Supplies - 0.97%+
Avery Dennison Corp.	600	38,556
Waste Management, Inc.	4,400	151,404
		189,960
Communications Equipment - 0.49%+
Cisco Systems, Inc. (a)	3,800	97,014

Computers & Peripherals - 2.42%+
Apple Computer, Inc. (a)	1,500	139,365
Hewlett-Packard Co.	1,400	56,196
International Business Machines Corp.	1,700	160,242
Sun Microsystems, Inc. (a)	20,000	120,200
		476,003

Underlying Funds Trust
Equity Options Overlay-1 Portfolio
Schedule of Investments
March 31, 2007

	Shares or
	Principal Amount	Value

Consumer Finance - 1.18%+
American Express Co.	4,100	$231,240

Diversified Financial Services - 0.80%+
CIT Group, Inc.	600	31,752
J.P. Morgan Chase & Co.	2,600	125,788
		157,540
Diversified Telecommunication Services - 1.37%+
AT&T, Inc.	2,100	82,803
Verizon Communications, Inc.	4,900	185,808
		268,611
Electrical Equipment - 3.81%+
Emerson Electric Co.	700	30,163
Energy Conversion Devices, Inc. (a)	1,200	41,928
Medis Technologies Ltd.	40,000	676,400
		748,491
Electronic Equipment & Instruments - 0.26%+
Paxar Corp. (a)	1,800	51,660

Energy Equipment & Services - 6.45%+
National-Oilwell, Inc. (a)	6,000	466,740
Noble Corp. (c)	2,200	173,096
Rowan Companies, Inc.	18,000	584,460
Schlumberger Ltd. (c)	600	41,460
		1,265,756
Food & Staples Retailing - 4.96%+
Costco Wholesale Corp.	1,000	53,840
CVS Corp.	600	20,484
Rite Aid Corp.	100,000	577,000
Sysco Corp.	1,800	60,894
Walgreen Co.	5,700	261,573
		973,791
Food Products - 0.09%+
Hain Celestial Group, Inc. (a)	600	18,042

Health Care Equipment & Supplies - 1.19%+
Medtronic, Inc.	3,600	176,616
St. Jude Medical, Inc. (a)	1,500	56,415
		233,031
Health Care Providers & Services - 5.14%+
Aetna, Inc.	1,000	43,790
Community Health Systems, Inc. (a)	3,700	130,425
Express Scripts, Inc. (a)	1,900	153,368
Health Grades, Inc. (a)	72,594	455,891
Triad Hospitals, Inc. (a)	1,700	88,825
Wellpoint, Inc. (a)	1,700	137,870
		1,010,169

Underlying Funds Trust
Equity Options Overlay-1 Portfolio
Schedule of Investments
March 31, 2007

	Shares or
	Principal Amount	Value

Hotels & Motels - 0.85%+
Sunstone Hotel Investors Inc.	6,100	$166,286

Hotels, Restaurants & Leisure - 2.65%+
McDonald's Corp.	5,900	265,795
Ruth's Chris Steak House (a)	3,700	75,332
Starbucks Corp. (a)	2,700	84,672
Wyndham Worldwide Corp. (a)	2,800	95,620
		521,419
Household Durables - 0.17%+
Centex Corp.	800	33,424

Household Products - 1.42%+
Clorox Co.	400	25,476
Procter & Gamble Co.	4,000	252,640
		278,116
Industrial Conglomerates - 3.76%+
General Electric Co.	20,900	739,024

Insurance - 9.10%+
Ace Ltd. (c)	2,400	136,944
American Independence Corp. (a)	26,000	272,480
American International Group, Inc.	3,200	215,104
AON Corp.	2,700	102,492
Genworth Financial, Inc.	3,800	132,772
HCC Insurance Holdings, Inc.	10,000	308,000
Independence Holding Co.	21,000	454,440
Travelers Companies, Inc.	3,200	165,664
		1,787,896
Internet Software & Services - 0.75%+
Google, Inc. (a)	320	146,611

IT Services - 0.11%+
First Data Corp.	800	21,520

Machinery - 0.31%+
Caterpillar, Inc.	900	60,327

Media - 1.72%+
The McGraw-Hill Companies, Inc.	2,800	176,064
Viacom Inc.	1,500	61,665
The Walt Disney Co.	2,900	99,847
		337,576
Multiline Retail - 1.11%+
JC Penney Co., Inc.	2,000	164,320
Target Corp.	900	53,334
		217,654
Multi-Utilities & Unregulated Power - 1.18%+
Dynegy, Inc. - Class A (a)	25,000	231,500

Underlying Funds Trust
Equity Options Overlay-1 Portfolio
Schedule of Investments
March 31, 2007

	Shares or
	Principal Amount	Value

Oil & Gas - 11.84%+
Chesapeake Energy Corp.	15,100	$466,288
ChevronTexaco Corp.	200	14,792
El Paso Corp.	40,000	578,800
Enerplus Resources Fund (c)	13,000	548,860
EOG Resources, Inc.	8,000	570,720
Total S.A. ADR	2,100	146,538
		2,325,998
Pharmaceuticals - 9.13%+
Bristol-Myers Squibb Co.	15,000	416,400
Johnson & Johnson	4,400	265,144
Novartis AG ADR	2,700	147,501
Pfizer, Inc.	18,000	454,680
Schering Plough Corporation	20,000	510,200
		1,793,925
Real Estate - 0.16%+
Nationwide Health Properties, Inc.	1,000	31,260

Road & Rail - 1.14%+
Burlington Northern Santa Fe Corp.	700	56,301
Norfolk Southern Corp.	1,900	96,140
Union Pacific Corp.	700	71,085
		223,526
Semiconductor & Semiconductor Equipment - 4.09%+
Applied Materials, Inc.	30,000	549,600
Intel Corp.	8,000	153,040
MEMC Electronic Materials, Inc. (a)	600	36,348
Texas Instruments, Inc.	2,100	63,210
		802,198
Software - 1.13%+
Microsoft Corp.	2,100	58,527
Oracle Corp. (a)	9,000	163,170
		221,697
Specialty Retail - 1.93%+
Best Buy Co., Inc.	3,700	180,264
Staples, Inc.	7,700	198,968
		379,232
Textiles, Apparel & Luxury Goods - 0.76%+
Nike, Inc.	1,400	148,764

Thrifts & Mortgage Finance - 2.69%+
New York Community Bancorp, Inc.	30,000	527,700

Trading Companies & Distributors - 0.22%+
H&E Equipment Services, Inc. (a)	2,000	43,000

TOTAL COMMON STOCKS (Cost $18,879,290)		19,197,996

Underlying Funds Trust
Equity Options Overlay-1 Portfolio
Schedule of Investments
March 31, 2007

	Shares or
	Principal Amount	Value

EXCHANGE TRADED FUNDS - 2.16%+

Energy Select Sector SPDR	3,700	$222,925
Technology Select Sector SPDR	8,600	200,552

TOTAL EXCHANGE TRADED FUNDS (Cost $412,799)		423,477

PURCHASED OPTIONS - 0.36%+	Contracts

Medis Technologies
Expiration: July, 2007, Exercise Price: $17.50	169	39,292
New York Community Bancorp
Expiration: January, 2008, Exercise Price: $17.50	300	32,250

TOTAL PURCHASED OPTIONS (Cost $90,393)		71,542

REPURCHASE AGREEMENTS - 8.86%+
The Bear Stearns Companies, Inc.,
5.100%, dated 3/30/2007, due 4/02/2007,
repurchase price $1,740,998 (g)^	$1,740,505	1,740,505

TOTAL REPURCHASE AGREEMENTS (Cost $1,740,505)		1,740,505

Total Investments (Cost $21,122,987) - 109.13%+		21,433,520
Liabilities in Excess of Other Assets - (9.13%)+		(1,793,606)
TOTAL NET ASSETS - 100.00%+		$19,639,914

Underlying Funds Trust
Equity Options Overlay-1 Portfolio
Schedule of Securities Sold Short
March 31, 2007

	Shares or
	Principal Amount	Value

Exchange Traded Funds

iShares Russell 2000 Index Fund	10,000	$795,100

TOTAL EXCHANGE TRADED FUNDS (Proceeds $791,536)		795,100

Total Securities Sold Short (Proceeds $791,536)		$795,100

Underlying Funds Trust
Equity Options Overlay-1 Portfolio
Schedule of Options Written
March 31, 2007

	Contracts	Value

CALL OPTIONS
Aetna, Inc.
Expiration: January, 2008, Exercise Price: $55.00	10	$1,025
Applied Materials, Inc.
Expiration: July, 2007, Exercise Price: $17.00	300	58,500
Ameriprise Financial, Inc.
Expiration: September, 2007, Exercise Price: $65.00	7	962
AON Corp.
Expiration: July, 2007, Exercise Price: $40.00	10	1,100
Air Products & Chemicals, Inc.
Expiration: September, 2007, Exercise Price: $80.00	16	3,000
Boeing Co.
Expiration: January, 2008, Exercise Price: $110.00	12	1,830
Best Buy Co., Inc.
Expiration: January, 2008, Exercise Price: $65.00	19	1,330
Best Buy Co., Inc.
Expiration: June, 2007, Exercise Price: $60.00	18	135
The Bear Stearns Companies, Inc.
Expiration: July, 2007, Exercise Price: $130.00	40	97,200
Bristol-Myers Squibb Co.
Expiration: June, 2007, Exercise Price: $25.00	150	49,500
Burlington Northern Santa Fe Corp.
Expiration: July, 2007, Exercise Price: $90.00	9	1,125
Caterpillar, Inc.
Expiration: August, 2007, Exercise Price: $70.00	12	3,228
Caterpillar, Inc.
Expiration: August, 2007, Exercise Price: $75.00	9	1,098
Chesapeake Energy Corp.
Expiration: April, 2007, Exercise Price: $27.50	151	52,850
Energy Conversion Devices, Inc.
Expiration: June, 2007, Exercise Price: $45.00	12	960
Energy Conversion Devices, Inc.
Expiration: September, 2007, Exercise Price: $45.00	12	2,700
EOG Resources, Inc.
Expiration: April, 2007, Exercise Price: $60.00	80	91,200
El Paso Corporation
Expiration: July, 2007, Exercise Price: $13.00	400	73,000
Enerplus Resource Fund
Expiration: April, 2007, Exercise Price: $40.00	130	29,900
Express Scripts, Inc.
Expiration: August, 2007, Exercise Price: $90.00	28	8,400
General Electric Co.
Expiration: June, 2007, Exercise Price: $32.50	180	61,200
Google, Inc.
Expiration: September, 2007, Exercise Price: $550.00	4	2,940
Google, Inc.
Expiration: September, 2007, Exercise Price: $610.00	4	610

Underlying Funds Trust
Equity Options Overlay-1 Portfolio
Schedule of Options Written
March 31, 2007

	Contracts	Value

The Goldman Sachs Group, Inc.
Expiration: October, 2007, Exercise Price: $260.00	6	$1,335
Hewlett-Packard Co.
Expiration: January, 2008, Exercise Price: $50.00	14	1,190
Novartis AG ADR
Expiration: January, 2008, Exercise Price: $65.00	12	1,080
Medis Technologies, Ltd.
Expiration: April, 2007, Exercise Price: $12.50	300	132,000
Medis Technologies, Ltd.
Expiration: April, 2007, Exercise Price: $20.00	100	3,000
National Oilwell Varco, Inc.
Expiration: May, 2007, Exercise Price: $65.00	60	81,600
Noble Corp.
Expiration: January, 2008, Exercise Price: $100.00	16	3,120
Nike, Inc.
Expiration: July, 2007, Exercise Price: $115.00	14	2,450
Oracle Corp.
Expiration: January, 2008, Exercise Price: $20.00	24	2,760
Precision Castparts
Expiration: September, 2007, Exercise Price: $90.00	5	9,695
Pfizer, Inc.
Expiration: June, 2007, Exercise Price: $25.00	180	16,200
Rite Aid Corp.
Expiration: April, 2007, Exercise Price: $5.00	1,000	85,000
Rowan Companies, Inc.
Expiration: April, 2007, Exercise Price: $27.50	180	90,900
Starbucks Corp.
Expiration: January, 2008, Exercise Price: $40.00	18	1,260
Schering Plough Corp.
Expiration: May, 2007, Exercise Price: $22.50	200	64,000
Schlumberger, Ltd.
Expiration: January, 2008, Exercise Price: $85.00	6	1,545
Staples, Inc.
Expiration: September, 2007, Exercise Price: $30.00	18	900
Sun Microsystems, Inc.
Expiration: April, 2007, Exercise Price: $5.00	200	20,400
MEMC Electronic Materials, Inc.
Expiration: July, 2007, Exercise Price: $65.00	12	5,160
Wellpoint, Inc.
Expiration: September, 2007, Exercise Price: $95.00	14	910

TOTAL CALL OPTIONS (Premiums received $1,005,647)		1,068,298

Total Options Written (Premiums received $1,005,647)		$1,068,298

Underlying Funds Trust
Fixed Income Arbitrage-1 Portfolio
Schedule of Investments
March 31, 2007

	Shares or
	Principal Amount	Value

CORPORATE BONDS - 4.97%+

Banking - 1.10%+
Shinsei Financial Cayman Ltd. (Acquired 02/16/2006, Cost $195,000)
6.418%, due 07/20/2048 (b)(e)	195,000	$196,967
Washington Group International, Inc. (Acquired 02/27/2006, Cost $299,829)
6.534%, due 03/29/2049 (b)(e)	300,000	295,134
		492,101
Chemicals - 0.88%+
Chemtura Corp., 6.875%, due 06/01/2016	410,000	396,675

Commercial Banks - 0.50%+
Residential Capital Corp., 6.000%, due 02/22/2011	80,000	78,914
Residential Capital Corp., 6.500%, due 04/17/2013	115,000	113,908
Residential Capital Corp., 6.875%, due 06/30/2015	30,000	30,267
		223,089
Consumer Finance - 0.25%+
Ford Motor Credit Co., 8.105%, due 01/13/2012	110,000	107,528

Hotels, Restaurants & Leisure - 0.73%+
MGM Mirage, 6.000%, due 10/01/2009	200,000	200,250
Royal Caribbean Cruises Ltd., 7.250%, due 06/15/2016	125,000	128,352
		328,602
Insurance - 0.27%+
Metlife, Inc., 6.400%, due 12/15/2036 (e)	125,000	122,049

Metals & Mining - 0.41%+
Freeport-McMoran Copper & Gold, 8.250%, due 04/01/2015 (e)	170,000	182,962

Real Estate - 0.22%+
Thornburg Mortgage, Inc., 8.000%, due 05/15/2013 (e)	100,000	99,000

Textiles, Apparel & Luxury Goods - 0.61%+
Hanesbrands, Inc. (Acquired 02/09/2007, Cost $277,691)
8.735%, due 12/15/2014 (b)(e)	270,000	275,063

TOTAL CORPORATE BONDS (Cost $2,235,426)		2,227,069

ASSET BACKED SECURITIES - 18.42%+

Aames Mortgage Trust, 8.070%, due 10/25/2035	900,000	767,286
American Airlines, Inc., 6.817%, due 05/23/2011	400,000	409,000
Asset Backed Funding Certificates, 8.570%, due 1/25/2035	200,000	188,716
Citigroup Mortgage Loan Trust, 7.820%, due 01/25/2036	375,000	270,037
Citigroup Mortgage Loan Trust, 7.820%, due 09/25/2035	150,000	99,021
Countrywide Asset Backed Certificates, 7.620%, due 01/25/2046	500,000	243,200
DVI Receivables Corp., 5.820%, due 03/14/2011	1,499,269	1,281,875
DVI Receivables Corp., 5.870%, due 09/12/2010	267,190	253,830
Encore Credit Receivables Trust, 7.820%, due 01/25/2036	250,000	209,933

Underlying Funds Trust
Fixed Income Arbitrage-1 Portfolio
Schedule of Investments
March 31, 2007

	Shares or
	Principal Amount	Value

Equity One ABS, Inc., 5.909%, due 02/25/2033	35,629	$34,254
FBR Securitization Trust, 7.570%, due 11/25/2035	122,304	115,739
First Franklin Mortgage, 8.700%, due 06/25/2036	200,000	131,326
First Franklin Mortgage, 8.820%, due 10/25/2034	75,000	70,617
GE-WMC Mortgage Securities LLC, 8.070%, due 10/25/2035	450,000	416,655
JP Morgan Mortgage Acquisition Corp., 7.320%, due 07/25/2036	500,000	281,670
Merit Securities Corp., 8.380%, due 12/28/2033	376,284	402,267
Nationstar Home Equity Loan Trust, 7.820%, due 09/25/2036	155,000	120,316
New Century Home Equity Loan Trust, 9.070%, due 07/25/2035	625,000	425,253
Nomura Home Equity Loan Trust, 7.820%, due 03/25/2036	250,000	200,948
Option One Mortgage Loan Trust, 7.820%, due 01/25/2036	150,000	129,465
Residential Asset Securities Corp., 8.320%, due 03/25/2035	500,000	465,843
Residential Asset Securities Corp., 8.320%, due 09/25/2035	200,000	168,688
Structured Asset Investment Loan Trust, 6.000%, due 07/25/2035	150,000	139,605
Structured Asset Investment Loan Trust, 7.520%, due 07/25/2035	349,000	291,241
Structured Asset Investment Loan Trust, 7.820%, due 05/25/2035	80,000	75,123
Structured Asset Investment Loan Trust, 7.820%, due 08/25/2035	168,000	133,484
Structured Asset Securities Corp., 7.820%, due 09/25/2036	400,000	230,292
Structured Asset Securities Corp., 7.820%, due 01/25/2035	400,000	378,331
United Airlines, Inc., 6.201%, due 09/01/2008	128,648	129,612
Wells Fargo Home Equity Trust, 8.320%, due 05/25/2034	250,000	196,640

TOTAL ASSET BACKED SECURITIES (Cost $9,106,046)		8,260,267

MORTGAGE BACKED SECURITIES - 37.21%+

Fannie Mae Strip, 4.500%, due 10/01/2033	294,399	71,871
Fannie Mae Strip, 5.000%, due 03/01/2035	4,016,910	942,270
Fannie Mae Strip, 5.000%, due 01/01/2035	148,039	35,854
Fannie Mae Strip, 5.000%, due 02/01/2035	532,059	122,294
Fannie Mae Strip, 5.000%, due 04/01/2036	1,444,682	336,140
Fannie Mae Strip, 5.000%, due 07/01/2033	1,157,380	263,315
Fannie Mae Strip, 5.000%, due 08/01/2034	696,991	165,791
Fannie Mae Strip, 5.000%, due 08/01/2035	17,650,723	4,143,447
Fannie Mae Strip, 5.000%, due 10/01/2036	968,871	232,880
Fannie Mae Strip, 5.500%, due 12/01/2034	7,705,545	1,766,330
Fannie Mae Strip, 5.500%, due 12/01/2033	1,004,578	227,538
Fannie Mae Strip, 6.000%, due 03/01/2033	1,383,804	316,531
Fannie Mae Strip, 6.000%, due 12/01/2034	160,329	34,462
First Franklin Mortgage, 7.320%, due 04/25/2036	300,000	176,502
First Franklin Mortgage, 7.820%, due 12/25/2036	150,000	72,517
Freddie Mac Strip, 5.000%, due 02/15/2020	215,994	41,879
Freddie Mac Strip, 5.000%, due 02/15/2020	144,324	27,299
Freddie Mac Strip, 5.000%, due 04/15/2020	153,322	29,856
Freddie Mac Strip, 5.000%, due 08/01/2035	27,370,981	6,425,198
Freddie Mac Strip, 5.000%, due 12/01/2034	939,894	223,004
GSAMP Trust, 7.820%, due 03/25/2047	600,000	330,000
Lehman XS Trust, 7.070%, due 11/25/2035	150,000	148,713
Lehman XS Trust, 7.320%, due 06/25/2046	190,000	157,854
RAMP Series Trust, 7.820%, due 10/25/2036	115,000	100,875
RAMP Series Trust, 7.820%, due 08/25/2046	530,000	301,093

TOTAL MORTGAGE BACKED SECURITIES (Cost $17,642,121)		16,693,513

Underlying Funds Trust
Fixed Income Arbitrage-1 Portfolio
Schedule of Investments
March 31, 2007

	Shares or
	Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS - 9.21%+

Asset Backed Funding Certificates, 6.000%, due 07/26/2035	56,260	$55,666
Asset Backed Funding Certificates, 8.320%, due 06/25/2035	200,000	185,955
Asset Backed Securities Corp., 5.250%, due 06/27/2035	54,988	54,645
Asset Backed Security Corp., 5.050%, due 08/27/2035	35,661	35,536
Asset Backed Security Corp., 7.820%, due 06/25/2035	125,000	113,246
Bear Stearns Asset Backed, 5.250%, due 08/25/2034	104,816	104,249
FBR Securitization Trust, 7.320%, due 10/25/2035	211,339	202,426
First Franklin Mortgage Loan, 8.320%, due 07/25/2035	150,000	134,077
First Franklin Mortgage Loan, 8.820%, due 03/25/2035	150,000	143,124
First Franklin Mortgage Loan, 8.820%, due 12/25/2034	30,000	28,039
Home Equity Asset Trust, 5.250%, due 09/27/2035	193,917	191,817
Home Equity Asset Trust, 5.500%, due 08/27/2035	47,282	42,554
Home Equity Asset Trust, 6.500%, due 02/27/2036	62,822	62,406
HSI Asset Securitization Corp. Trust, 7.320%, due 01/25/2036	436,000	375,781
Indymac Manufactured Housing, 6.640%, due 12/25/2027	228,806	224,320
JP Morgan Mortgage Acquisition, 8.320%, due 06/25/2035	125,000	108,465
JP Morgan Mortgage Acquisition, 7.150%, due 07/25/2035	250,000	216,328
Lehman XS Trust, 7.000%, due 11/28/2035	32,910	32,911
Masters ABS Nim Trust, 4.750%, due 05/26/2035	4,290	4,235
Merrill Lynch Mortgage Investors, Inc., 4.500%, due 02/25/2036	77,240	76,193
Sharps SP I LLC, 5.000%, due 05/25/2035	110,642	110,523
Soundview Home Equity Loan, 5.500%, due 11/25/2033	31,484	30,429
Structured Adjustable Rate Mortgage, 4.750%, due 04/27/2035	129	129
Structured Asset Investment Loan Trust, 7.820%, due 04/25/2035	370,000	350,380
Structured Asset Investment Loan Trust, 7.820%, due 07/25/2035	250,000	226,333
Structured Asset Investment Loan Trust, 6.554%, due 09/25/2035	150,000	100,443
Structured Asset Securities, 4.500%, due 08/25/2035	372,573	365,563
Structured Asset Securities, 7.820%, due 07/25/2035	250,000	212,806
Terwin Mortgage Trust, 8.320%, due 03/25/2037	400,000	343,644

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,140,747)		4,132,223

U.S. TREASURY OBLIGATIONS - 4.54%+

U.S. Treasury Inflation Index Note, 2.375%, due 04/15/2011	2,011,458	2,037,623

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,010,282)		2,037,623

SHORT TERM INVESTMENTS - 1.99%+

Federal National Mortgage Association Discount Note, 0.000%, due 04/18/2007	452,000	450,895
Federal National Mortgage Association Discount Note, 0.000%, due 06/01/2007	50,000	49,574
Federal National Mortgage Association Discount Note, 0.000%, due 06/27/2007	150,000	148,169
Freddie Mac Discount Note, 0.000%, due 04/18/2007	25,000	24,939
Freddie Mac Discount Note, 0.000%, due 11/09/2007	225,000	218,135

TOTAL SHORT TERM INVESTMENTS (Cost $891,543)		891,712

Underlying Funds Trust
Fixed Income Arbitrage-1 Portfolio
Schedule of Investments
March 31, 2007

	Shares or
	Principal Amount	Value

REPURCHASE AGREEMENTS - 16.12%+

The Bear Stearns Companies, Inc.,
5.100%, dated 3/30/2007, due 4/2/2007,
repurchase price $7,233,361 (g)	$7,231,312	$7,231,312

TOTAL REPURCHASE AGREEMENTS (Cost $7,231,312)		7,231,312

Total Investments (Cost $43,257,477) - 92.46%+		41,473,719
Other Assets in Excess of Liabilities - 7.54%+		3,383,556
TOTAL NET ASSETS - 100.00%+		$44,857,275

Underlying Funds Trust
Fixed Income Arbitrage-1 Portfolio
Schedule of Futures Contracts
March 31, 2007
		Unrealized
		Appreciation/
FUTURES CONTRACTS PURCHASED	Contracts	(Depreciation)

Eurodollar 90 Day Futures Contract, Expiring June 2007
(Underlying Face Amount at Market Value $6,394,613)	27	$(5,475)
Eurodollar 90 Day Futures Contract, Expiring September 2007
(Underlying Face Amount at Market Value $8,780,563)	37	(10,432)
Eurodollar 90 Day Futures Contract, Expiring December 2007
(Underlying Face Amount at Market Value $16,171,250)	68	(15,996)
Eurodollar 90 Day Futures Contract, Expiring March 2008
(Underlying Face Amount at Market Value $8,812,938)	37	9,080
Eurodollar 90 Day Futures Contract, Expiring June 2008
(Underlying Face Amount at Market Value $8,819,413)	37	13,893
Eurodollar 90 Day Futures Contract, Expiring September 2008
(Underlying Face Amount at Market Value $8,821,263)	37	15,630
Eurodollar 90 Day Futures Contract, Expiring December 2008
(Underlying Face Amount at Market Value $1,430,250)	6	34
Eurodollar 90 Day Futures Contract, Expiring March 2009
(Underlying Face Amount at Market Value $6,195,800)	26	11,723
Eurodollar 90 Day Futures Contract, Expiring June 2009
(Underlying Face Amount at Market Value $6,430,725)	27	10,745
Eurodollar 90 Day Futures Contract, Expiring September 2009
(Underlying Face Amount at Market Value $5,237,100)	22	6,849
Eurodollar 90 Day Futures Contract, Expiring December 2009
(Underlying Face Amount at Market Value $1,665,300)	7	(757)
Eurodollar 90 Day Futures Contract, Expiring March 2010
(Underlying Face Amount at Market Value $1,426,800)	6	(867)
Eurodollar 90 Day Futures Contract, Expiring June 2010
(Underlying Face Amount at Market Value $3,090,100)	13	1,439
Eurodollar 90 Day Futures Contract, Expiring September 2010
(Underlying Face Amount at Market Value $2,851,050)	12	855
Eurodollar 90 Day Futures Contract, Expiring December 2010
(Underlying Face Amount at Market Value $2,849,550)	12	(210)
Eurodollar 90 Day Futures Contract, Expiring March 2011
(Underlying Face Amount at Market Value $237,388)	1	(265)
U.S. Treasury Bond Futures Contract, Expiring March 2007
(Underlying Face Amount at Market Value $1,891,250)	17	(6,359)
U.S. Treasury 10-Year Note Futures Contract, Expiring June 2007
(Underlying Face Amount at Market Value $67,686,250)	626	324,541

TOTAL FUTURE CONTRACTS PURCHASED		$354,428

		Unrealized
		Appreciation/
SHORT FUTURES CONTRACTS	Contracts	(Depreciation)

U.S. Treasury 2-Year Note Futures Contract, Expiring June 2007
(Underlying Face Amount at Market Value $25,406,437)	248	(42,106)
U.S. Treasury 5-Year Note Futures Contract, Expiring June 2007
(Underlying Face Amount at Market Value $18,514,454)	175	(41,818)

TOTAL SHORT FUTURE CONTRACTS		$(83,924)

TOTAL FUTURE CONTRACTS		$270,504

Underlying Funds Trust
Fixed Income Arbitrage-1 Portfolio
Schedule of Swap Contracts
March 31, 2007
	Shares or	Unrealized
	Notional	Appreciation/
	Amount	(Depreciation)

Argen Credit Default Swap
(Underlying Face Amount at Market Value $1,084,205)	1,000,000	$84,205
Bear Stearns Credit Default Swap
(Underlying Face Amount at Market Value $15,409,353)	15,000,000	226,681
Bear Stearns Credit Default Swap
(Underlying Face Amount at Market Value $34,638,931)	(20,250,000)	(827,993)
CDX Credit Default Swap
(Underlying Face Amount at Market Value $1,028,750)	(1,000,000)	(38,750)
Dow Jones Credit Default Swap
(Underlying Face Amount at Market Value $15,461,250)	14,250,000	1,006,406
Ford Motor Credit Company Credit Default Swap
(Underlying Face Amount at Market Value $1,028,966)	1,000,000	28,966
Goldman Sachs Credit Default Swap
(Underlying Face Amount at Market Value $63,805,595)	66,500,000	(1,501,217)
Goldman Sachs Credit Default Swap
(Underlying Face Amount at Market Value $55,236,586)	(57,150,000)	1,872,289
Goldman Sachs Interest Rate Swap
(Underlying Face Amount at Market Value $9,992,657)	10,000,000	(7,343)
Lehman Brothers Credit Default Swap
(Underlying Face Amount at Market Value $7,423,268)	7,400,000	4,291
Lehman Brothers Credit Default Swap
(Underlying Face Amount at Market Value $9,895,330)	(9,900,000)	4,670
Louisana Pacific Corp. Credit Default Swap
(Underlying Face Amount at Market Value $1,011,808)	(1,000,000)	(11,808)
Mexican Credit Default Swap
(Underlying Face Amount at Market Value $1,015,677)	1,000,000	15,677
Nordstrom, Inc. Credit Default Swap
(Underlying Face Amount at Market Value $1,014,711)	(1,000,000)	(14,711)
Panama Credit Default Swap
(Underlying Face Amount at Market Value $1,022,643)	(1,000,000)	(22,643)
Philip Credit Default Swap
(Underlying Face Amount at Market Value $1,062,767)	(1,000,000)	(62,767)

TOTAL SWAP CONTRACTS		$755,952

Underlying Funds Trust
Global Hedged Income-1 Portfolio
Schedule of Investments
March 31, 2007

	Shares or
	Principal Amount	Value

PREFERRED STOCKS - 1.27%+

Security and Commodity Brokers, Dealers, Exchanges, & Services - 1.27%+
Merrill Lynch & Co.	10,000	$251,200

TOTAL PREFERRED STOCKS (Cost $250,000)		251,200

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.06%+

Gazprom International S.A., 7.201%, due 02/01/2020	953,754	1,003,827

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $981,411)		1,003,827

CORPORATE BONDS - 41.21%+

Airlines - 2.47+%
Gol Finance, 7.500%, due 04/03/2017	500,000	491,395

Commercial Banks - 4.93%+
Banco Credito Del Peru, 6.950%, due 11/07/2021 (c)(e)	500,000	492,667
Kazommerts International B.V., 7.500%, due 11/29/2016 (c)	500,000	486,050
		978,717
Electric Utilities - 8.98%+
Abu Dhabi National Energy Co. (Acquired 10/24/2006, Cost $502,951)
6.500%, due 10/27/2036 (b)	500,000	505,173
Adaro Finance B.V., 8.500%, due 12/08/2010	500,000	517,494
National Power Corp. (Acquired 10/27/2006, Cost $250,000)
6.875%, due 11/02/2016 (b)	250,000	254,688
Xinao Gas Holdings, 7.375%, due 08/05/2012 (c)	500,000	505,668
		1,783,023
Electronics - 3.40%+
Profilo Telra, 10.750%, due 12/07/2011 (c)	500,000	674,602

Food Products - 1.26%+
Cervecería Nacional Dominicana, 16.000%, due 03/27/2012	250,000	250,000

Mining - 2.55%+
Kazakhgold Group Ltd., 9.375%, due 11/06/2013 (c)(e)	500,000	506,368

Oil & Gas - 5.00%+
AES Panama S.A., 6.350%, due 12/21/2016 (c)	500,000	495,300
TNK-BP Finance S.A., 6.625%, due 03/20/2017	500,000	497,727
		993,027

Underlying Funds Trust
Global Hedged Income-1 Portfolio
Schedule of Investments
March 31, 2007

	Shares or
	Principal Amount	Value

Real Estate - 2.52%+
Inversiones y Representa (Acquired 01/26/2007, Cost $500,000)
8.500%, due 02/02/2017 (b)(e)	500,000	$500,000

Special Purpose - 7.53%+
Ranhill Labuan Ltd., 12.500%, due 10/26/2011 (c)	500,000	500,000
Gaz Capital S.A., 6.510%, due 03/07/2022	500,000	508,636
Tsesna International BV, 9.875%, due 02/05/2010	500,000	487,364
		1,496,000
Transportation - 2.57%+
Vale Overseas Ltd., 6.250%, due 01/23/2017	500,000	509,479

TOTAL CORPORATE BONDS (Cost $8,129,700)		8,182,611

FOREIGN GOVERNMENT NOTE/BONDS - 20.77%+

Dominican Republic, 16.000%, due 07/27/2009 (c)	16,187,967	526,922
Dominican Republic, 0.000%, due 10/31/2007 (c)	18,294,947	529,620
Government of Aruba (Acquired 11/21/2006, Cost $400,000)
6.550%, due 11/28/2018 (b)(c)	400,000	400,000
Republic of Colombia, 8.125%, due 05/21/2024 (c)	1,000,000	1,165,000
Republic of Indonesia, 6.625%, due 02/17/2037 (c)	500,000	490,235
Turkey Government, 0.000%, due 11/26/2008 (c)	1,900,000	1,012,274

TOTAL FOREIGN GOVERNMENT NOTE/BONDS (Cost $3,957,809)		4,124,051

SHORT TERM INVESTMENTS - 2.52%+

Standard Bank Flt. 11.00%, 3.924%, due 09/15/2011 (c)(e)	500,000	500,000

TOTAL SHORT TERM INVESTMENTS (COST $500,000)		500,000

REPURCHASE AGREEMENTS - 27.85%+
The Bear Stearns Companies, Inc.,
5.100%, dated 3/30/2007, due 4/02/2007,
repurchase price $5,531,056 (g)^	$5,529,489	5,529,489

TOTAL REPURCHASE AGREEMENTS (Cost $5,529,489)		5,529,489

Total Investments (Cost $19,348,409) - 98.68%+		19,591,178
Other Assets in Excess of Liabilities - 1.32%+		262,676
TOTAL NET ASSETS - 100.00%+		$19,853,854

Underlying Funds Trust
Global Hedged Income-1 Portfolio
Schedule of Securities Sold Short
March 31, 2007

	Shares or
	Principal Amount	Value

U.S.TREASURY OBLIGATIONS

U.S. Treasury Bond, 4.500%, due 02/15/2036	466,000	$439,350
U.S. Treasury Note, 4.625%, due 02/15/2017	1,045,000	1,042,878
U.S. Treasury Note, 4.625%, due 11/15/2016	470,000	468,623

TOTAL U.S. TREASURY OBLIGATIONS (Proceeds $1,965,616)		1,950,851

Total Securities Sold Short (Proceeds $1,965,616)		$1,950,851

FOREIGN CURRENCY CONTRACTS

European Monetary Unit	5,640	7,534
South African Rand	18,049	2,488

TOTAL FOREIGN CURRENCY CONTRACTS (Proceeds $9,825)		$10,022

Underlying Funds Trust
Global Hedged Income-1 Portfolio
Schedule of Forward Foreign Currency Contracts
March 31, 2007
	Shares or
	Notional	Unrealized
LONG FORWARD FOREIGN CURRENCY CONTRACTS	Amount	Appreciation

Philippine Peso Forward Contract
(Underlying Face Amount at Market Value $499,716)	24,075,000	$(284)

TOTAL LONG FORWARD FOREIGN CURRENCY CONTRACTS		$(284)

Underlying Funds Trust
Global Hedged Income-1 Portfolio
Schedule of Swap Contracts
March 31, 2007
	Shares or	Unrealized
	Notional	Appreciation/
	Amount	(Depreciation)

Total Return Swap (reference entity - The Arab Republic of Egypt)
Purchased November 7, 2006. Maturity May 7, 2007.
(Underlying Face Amount at Market Value $1,041,541)	5,987,961	$4,166

TOTAL SWAP CONTRACTS		$4,166

Underlying Funds Trust
Long/Short Equity―Deep Discount Value-1 Portfolio
Schedule of Investments
March 31, 2007

	Shares or
	Principal Amount	Value

COMMON STOCKS - 80.94%+

Auto Components - 1.62%+
Aftermarket Technology Corp. (a)^	21,400	$519,592

Automobiles - 0.02%+
Fleetwood Enterprises, Inc. (a)^	1,000	7,910

Biotechnology - 0.75%+
Spectrum Pharmaceuticals, Inc. (a)^	38,273	239,972

Business Services - 1.74%+
Optionable, Inc. (a)^	94,075	557,865

Chemicals - 0.11%+
Terra Industries, Inc. ^	2,000	35,000

Commercial Services & Supplies - 5.71%+
American Ecology Corp. ^	58,000	1,114,180
Teamstaff, Inc. (a)	605,938	715,007
		1,829,187
Communications Equipment - 1.82%+
Tellabs, Inc. (a)	59,000	584,100

Construction & Engineering - 3.24%+
MasTec, Inc. (a)	94,100	1,036,041

Electronic Equipment & Instruments - 5.77%+
Agilent Technologies, Inc. (a)	36,100	1,216,209
Electronic Control Security, Inc. (a)	993,952	631,159
		1,847,368
Food & Staples Retailing - 4.28%+
Casey's General Stores, Inc.	15,700	392,657
Wal-Mart Stores, Inc.	20,800	976,560
		1,369,217
Food Products - 2.08%+
Hershey Foods Corp.	12,200	666,852

Health Care Equipment & Supplies - 2.56%+
Hospira, Inc. (a)	14,400	588,960
Photomedex, Inc. (a)	170,540	231,934
		820,894
Health Care Providers & Services - 3.43%+
Amicas, Inc. (a)	72,795	206,738
Inventiv Health, Inc. (a)	238	9,113
Radnet, Inc. (a)	118,869	678,742
United American Healthcare Corp. (a)	40,220	204,317
		1,098,910

Underlying Funds Trust
Long/Short Equity―Deep Discount Value-1 Portfolio
Schedule of Investments
March 31, 2007

	Shares or
	Principal Amount	Value

Health Care Technology - 2.47%+
Systems Xcellence, Inc. (a)(c)	41,903	$789,453

Hotels, Restaurants & Leisure - 0.16%+
Wyndham Worldwide Corp. (a)	1,500	51,225

Household Durables - 1.20%+
Tarragon Corp.	37,000	383,690

Industrial Conglomerates - 3.09%+
General Electric Co.	28,000	990,080

Insurance - 4.65%+
American International Group, Inc.	15,500	1,041,910
Endurance Specialty Holdings Ltd. (c)	12,500	446,750
		1,488,660
Internet & Catalog Retail - 1.17%+
Hollywood Media Corp. (a)	85,000	373,150

Internet Software & Services - 2.73%+
Incredimail Ltd. (a)(c)	108,153	874,958

IT Services - 4.43%+
Automatic Data Processing, Inc.	18,000	871,200
SYKES Enterprises, Inc. (a)	30,000	547,200
		1,418,400
Leisure Equipment & Products - 1.94%+
Steinway Musical Instruments, Inc.	19,200	619,584

Machinery - 3.62%+
Kaydon Corp.	23,100	983,136
Spire Corp. (a)	15,689	174,618
		1,157,754
Media - 0.32%+
Virgin Media, Inc.	4,000	101,000

Metals & Mining - 0.24%+
AK Steel Holding Corp. (a)	1,000	23,390
Alcan, Inc. (c)	1,000	52,200
		75,590
Multiline Retail - 4.44%+
Dollar Tree Stores, Inc. (a)	18,000	688,320
Fred's, Inc.	50,000	735,000
		1,423,320
Oil & Gas - 0.93%+
Canadian Superior Energy, Inc. (a)(c)	117,658	298,851

Underlying Funds Trust
Long/Short Equity―Deep Discount Value-1 Portfolio
Schedule of Investments
March 31, 2007

	Shares or
	Principal Amount	Value

Oil, Gas & Consumable Fuels - 3.24%+
Spectra Energy Corp.	39,500	$1,037,665

Pharmaceuticals - 1.76%+
Abbott Laboratories	10,100	563,580

Real Estate Management & Development - 0.24%+
Stratus Properties, Inc. (a)	2,245	75,477

Semiconductor & Semiconductor Equipment - 1.95%+
Qimonda AG ADR (a)	43,500	624,660

Software - 3.48%+
Amdocs Ltd. (a)(c)	28,300	1,032,384
Omtool Ltd. (a)	49,554	81,764
		1,114,148
Specialty Retail - 2.68%+
Jennifer Convertibles, Inc. (a)	68,830	320,748
The Pantry, Inc. (a)	11,900	538,118
		858,866
Thrifts & Mortgage Finance - 3.07%+
Kearny Financial Corp.	68,359	983,002

TOTAL COMMON STOCKS (Cost $25,725,727)		25,916,021

PURCHASED OPTIONS - 2.87%+

AK Steel Holdings Corp.
Expiration: April, 2007, Exercise Price: $20.00	150	52,500
Carnival Corp.
Expiration: April, 2007, Exercise Price: $50.00	61	762
Canadian Pacific Railway Ltd.
Expiration: April, 2007, Exercise Price: $55.00	44	8,360
Health Management Associates, Inc.
Expiration: May, 2007, Exercise Price: $22.50	50	750
IPSCO, Inc.
Expiration: April, 2007, Exercise Price: $105.00	150	402,000
iShares Dow Jones U.S. Real Estate Index
Expiration: April, 2007, Exercise Price: $90.00	31	465
Marriot International
Expiration: April, 2007, Exercise Price: $50.00	63	5,040
Masco Corp.
Expiration: April, 2007, Exercise Price: $30.00	100	750
National City Corp.
Expiration: April, 2007, Exercise Price: $40.00	125	313
CBOE Russell 2000 (RUT)
Expiration: April, 2007, Exercise Price: $740.00	40	8,760
CBOE Russell 2000 (RUT)
Expiration: April, 2007, Exercise Price: $750.00	30	8,640

Underlying Funds Trust
Long/Short Equity―Deep Discount Value-1 Portfolio
Schedule of Investments
March 31, 2007

	Shares or
	Principal Amount	Value

The Sherwin-Williams Co.
Expiration: May, 2007, Exercise Price: $70.00	27	$2,160
S&P 500 Index
Expiration: April, 2007, Exercise Price: $1,400.00	26	26,000
S&P 500 Index
Expiration: April, 2007, Exercise Price: $1,425.00	12	21,000
Whirlpool Corp.
Expiration: April, 2007, Exercise Price: $100.00	18	45
Whirlpool Corp.
Expiration: April, 2007, Exercise Price: $95.00	21	105
Wal-Mart Stores, Inc.
Expiration: April, 2007, Exercise Price: $45.00	60	480
United States Steel Corp.
Expiration: April, 2007, Exercise Price: $100.00	50	15,000
United States Steel Corp.
Expiration: May, 2007, Exercise Price: $80.00	100	213,000
United States Steel Corp.
Expiration: May, 2007, Exercise Price: $85.00	100	154,000

TOTAL PURCHASED OPTIONS (Cost $855,413)		920,130

REPURCHASE AGREEMENTS - 18.19%+
The Bear Stearns Companies, Inc.,
5.100%, dated 3/30/2007, due 4/02/2007,
repurchase price $5,825,400 (g)^	$5,823,750	5,823,750

TOTAL REPURCHASE AGREEMENTS (Cost $5,823,750)		5,823,750

Total Investments (Cost $32,404,890) - 102.00%+		32,659,901
Liabilities in Excess of Other Assets - (2.00%)+		(641,362)
TOTAL NET ASSETS - 100.00%+		$32,018,539

Underlying Funds Trust
Long/Short Equity―Deep Discount Value-1 Portfolio
Schedule of Securities Sold Short
March 31, 2007

	Shares or
	Principal Amount	Value

COMMON STOCK
Bally Total Fitness Holding Corp. (a)	48,000	$29,280
Bankunited Financial Corp.	24,000	509,040
Canadian Pacific Railway Ltd. (b)	4,400	248,380
Carnival Corp. (b)	6,100	285,846
Elan Corp. Plc. ADR (a)	4,000	53,160
IndyMac Bancorp, Inc.	15,000	480,750
KB Home	5,000	213,350
Marriott International, Inc. - Class A	6,300	308,448
Masco Corp.	10,000	274,000
Micron Technology, Inc. (a)	25,000	302,000
Mosaic Co. (a)	5,000	133,300
National City Corp.	12,500	465,625
The Sherwin-Williams Co.	2,700	178,308
Toll Brothers, Inc. (a)	8,000	219,040

TOTAL COMMON STOCK (Proceeds $3,818,253)		3,700,527

EXCHANGE TRADED FUNDS

Financial Select Sector SPDR	30,000	1,068,900
iShares Dow Jones Real Estate	5,200	443,248
iShares Russell 2000 Index	24,100	1,916,191
SPDR Trust Series 1	3,000	426,000

TOTAL EXCHANGE TRADED FUNDS (Proceeds $3,786,477)		3,854,339

Total Securities Sold Short (Proceeds $7,604,730)		$7,554,866

Underlying Funds Trust
Long/Short Equity―Deep Discount Value-1 Portfolio
Schedule of Options Written
March 31, 2007

	Contracts	Value

CALL OPTIONS
AK Steel Holdings Corp.
Expiration: April, 2007, Exercise Price: $25.00	100	$5,000
Citigroup, Inc.
Expiration: April, 2007, Exercise Price: $50.00	50	9,500
Citigroup, Inc.
Expiration: April, 2007, Exercise Price: $52.50	100	4,500
Ensco International, Ltd.
Expiration: April, 2007, Exercise Price: $55.00	20	3,000
Ipsco, Inc.
Expiration: May, 2007, Exercise Price: $115.00	150	288,000
KB Home
Expiration: April, 2007, Exercise Price: $45.00	50	3,000
Nucor, Inc.
Expiration: April, 2007, Exercise Price: $65.00	30	7,050
CBOE Russell 2000 (RUT)
Expiration: April, 2007, Exercise Price: $810.00	60	56,400
United States Steel Corp.
Expiration: July, 2007, Exercise Price: $100.00	100	81,000
United States Steel Corp.
Expiration: April, 2007, Exercise Price: $95.00	100	61,000

TOTAL CALL OPTIONS (Premiums received $299,964)		518,450

PUT OPTIONS
AK Steel Holdings Corp.
Expiration: April, 2007, Exercise Price: $20.00	50	$500
CF Industries Holdings, Inc.
Expiration: April, 2007, Exercise Price: $40.00	100	27,000
Capital One Financial Corp.
Expiration: April, 2007, Exercise Price: $75.00	210	34,650
Capital One Financial Corp.
Expiration: April, 2007, Exercise Price: $80.00	50	24,500
Capital One Financial Corp.
Expiration: June, 2007, Exercise Price: $75.00	20	6,400
Ipsco, Inc.
Expiration: April, 2007, Exercise Price: $100.00	50	1,000
iShares Russell 2000 Index
Expiration: April, 2007, Exercise Price: $78.00	100	9,600
KB Home
Expiration: April, 2007, Exercise Price: $45.00	50	13,750
Altria Group, Inc.
Expiration: April, 2007, Exercise Price: $80.00	50	1,750
Areclor Mittal ADR
Expiration: April, 2007, Exercise Price: $47.50	50	1,000
Nucor, Inc.
Expiration: April, 2007, Exercise Price: $60.00	67	3,685
CBOE Russell 2000 (RUT)
Expiration: April, 2007, Exercise Price: $760.00	50	20,350
Toll Brothers, Inc.
Expiration: April, 2007, Exercise Price: $27.50	50	4,000
Virgin Media, Inc.
Expiration: April, 2007, Exercise Price: $25.00	73	2,190
Inventiv Health, Inc.
Expiration: April, 2007, Exercise Price: $35.00	87	2,392
Wyndham Worldwide Corp.
Expiration: April, 2007, Exercise Price: $35.00	50	5,500

TOTAL PUT OPTIONS (Premiums recevied $198,392)		158,267

Total Options Written (Premiums received $498,356)		$676,717

Underlying Funds Trust
Long/Short Equity―Earnings Revision-1 Portfolio
Schedule of Investments
March 31, 2007

	Shares or
	Principal Amount	Value

COMMON STOCKS - 91.92%+

Aerospace & Defense - 2.27%+
Armor Holdings, Inc. (a)^	4,510	$303,658
Triumph Group, Inc. ^	7,740	428,332
		731,990
Auto Components - 1.52%+
The Goodyear Tire & Rubber Co. (a)^	15,740	490,931

Automobiles - 0.66%+
Harley-Davidson, Inc. ^	3,610	212,087

Beverages - 0.97%+
PepsiCo, Inc. ^	4,930	313,351

Capital Markets - 3.22%+
Franklin Resources, Inc. ^	5,080	613,817
Mellon Financial Corp. ^	9,860	425,360
		1,039,177
Chemicals - 1.94%+
Albemarle Corp. ^	15,160	626,714

Commercial Banks - 2.68%+
Bank of America Corp. ^	10,720	546,935
PNC Financial Services Group ^	4,390	315,948
		862,883
Commercial Services & Supplies - 4.32%+
Jackson Hewitt Tax Service, Inc.^	10,580	340,464
Manpower, Inc. ^	5,980	441,145
Watson Wyatt & Co. Holdings ^	12,570	611,530
		1,393,139
Communications Equipment - 2.38%+
Harris Corp. ^	10,410	530,390
QUALCOMM, Inc. ^	5,520	235,483
		765,873
Computers & Peripherals - 2.89%+
Hewlett-Packard Co. ^	11,100	445,554
International Business Machines Corp. ^	5,160	486,382
		931,936
Containers & Packaging - 1.30%+
Aptargroup, Inc. ^	6,270	419,651

Diversified Telecommunication Services - 2.03%+
AT&T, Inc. ^	16,600	654,538

Electrical Equipment - 5.61%+
Acuity Brands, Inc. ^	5,460	297,242
Ametek, Inc. ^	11,800	407,572
Emerson Electric Co. ^	9,720	418,835
General Cable Corp. (a)^	6,230	332,869
Woodward Governor Co. ^	8,500	349,945
		1,806,463

Underlying Funds Trust
Long/Short Equity―Earnings Revision-1 Portfolio
Schedule of Investments
March 31, 2007

	Shares or
	Principal Amount	Value

Food & Staples Retailing - 1.83%+
Safeway, Inc. ^	16,100	$589,904

Food Products - 4.32%+
Archer-Daniels-Midland Co. ^	7,280	267,176
Hain Celestial Group, Inc. (a)^	15,470	465,183
Ralcorp Holdings, Inc. (a)^	10,240	658,432
		1,390,791
Health Care Equipment & Supplies - 4.42%+
Arthrocare Corp. (a)^	5,690	205,068
Becton, Dickinson & Co. ^	6,337	487,252
Cooper Companies, Inc. ^	6,860	333,533
Edwards Lifesciences Corp. (a)^	7,875	399,262
		1,425,115
Health Care Providers & Services - 3.68%+
Laboratory Corp. of America Holdings (a)^	3,630	263,647
Psychiatric Solutions, Inc. (a)^	12,010	484,123
Wellpoint, Inc. (a)^	5,410	438,751
		1,186,521
Hotels, Restaurants & Leisure - 4.18%+
Jack in the Box, Inc. (a)^	6,480	447,962
Starbucks Corp. (a)^	10,370	325,203
Vail Resorts, Inc. (a)^	10,560	573,725
		1,346,890
Household Durables - 1.84%+
Garmin Ltd. (c) ^	5,330	288,620
Snap-On, Inc. ^	6,340	304,954
		593,574
Household Products - 3.01%+
Colgate-Palmolive Co. ^	8,840	590,424
Kimberly-Clark Corp. ^	5,560	380,804
		971,228
Insurance - 2.52%+
Hartford Financial Services Group, Inc. ^	5,440	519,955
W.R. Berkley Corp. ^	8,840	292,781
		812,736
Internet & Catalog Retail - 1.93%+
Priceline.com, Inc. (a)^	11,650	620,479

IT Services - 1.06%+
Paychex, Inc. ^	9,020	341,587

Life Science Tools & Services - 1.13%+
Thermo Electron Corp. (a)^	7,790	364,183

Machinery - 3.42%+
Gardner Denver, Inc. (a)^	6,590	229,661
IDEX Corp. ^	6,510	331,229
Parker Hannifin Corp. ^	6,280	542,027
		1,102,917
Media - 1.90%+
Grupo Televisa S.A. de CV ADR ^	20,570	612,986

Underlying Funds Trust
Long/Short Equity―Earnings Revision-1 Portfolio
Schedule of Investments
March 31, 2007

	Shares or
	Principal Amount	Value

Medical Devices - 1.52%+
Intuitive Surgical, Inc. (a)^	4,030	$489,927

Multiline Retail - 2.72%+
Family Dollar Stores, Inc. ^	11,710	346,850
JC Penney Co., Inc. ^	5,860	481,458
Saks, Inc. ^	2,344	48,849
		877,157
Personal Products - 1.91%+
Avon Products, Inc. ^	9,910	369,247
The Estee Lauder Companies Inc. ^	5,060	247,181
		616,428
Pharmaceuticals - 3.00%+
AstraZeneca Plc. ADR ^	4,170	223,721
Johnson & Johnson ^	7,350	442,911
Sciele Pharma, Inc. (a)^	12,630	299,078
		965,710
Real Estate - 1.49%+
FelCor Lodging Trust, Inc. ^	18,450	479,146

Road & Rail - 1.49%+
Burlington Northern Santa Fe Corp. ^	5,980	480,971

Semiconductor & Semiconductor Equipment - 1.98%+
MEMC Electronic Materials, Inc. (a)^	10,510	636,696

Software - 3.42%+
Autodesk, Inc. (a)^	4,200	157,920
Business Objects S.A. ADR (a)^	15,310	554,069
Oracle Corp. (a)^	21,530	390,339
		1,102,328
Specialty Retail - 5.03%+
The Childrens Place Retail Stores, Inc. (a)^	6,630	369,689
Gamestop Corp. (a)^	14,060	457,934
Guess, Inc.	11,166	452,111
Men's Wearhouse, Inc.	7,280	342,524
		1,622,258
Textiles, Apparel & Luxury Goods - 1.25%+
Phillips-Van Heusen Corporation	6,860	403,368

Wireless Telecommunication Services - 1.08%+
America Movil S.A. de CV ADR	7,260	346,955

TOTAL COMMON STOCKS (Cost $23,353,603)		29,628,588

REPURCHASE AGREEMENTS - 6.52%+
The Bear Stearns Companies, Inc.,
5.100%, dated 3/30/2007, due 4/02/2007,
repurchase price $2,100,787 (g)^	$2,100,192	2,100,192

TOTAL REPURCHASE AGREEMENTS (Cost $2,100,192)		2,100,192

Total Investments (Cost $25,453,795) - 98.44%+		31,728,780
Other Assets in Excess of Liabilities - 1.56%+		514,036
TOTAL NET ASSETS - 100.00%+		$32,242,816

Underlying Funds Trust
Long/Short Equity―Earnings Revision-1 Portfolio
Securities Sold Short
March 31, 2007

	Shares or
	Principal Amount	Value

COMMON STOCK
99 Cents Only Stores (a)	33,370	$491,540
Adobe Systems, Inc. (a)	3,750	156,375
Adtran, Inc.	16,220	394,957
Advanced Medical Optics, Inc. (a)	15,360	571,392
Apollo Group, Inc. (a)	9,610	421,879
Arbitron, Inc.	5,210	244,610
Autozone, Inc. (a)	1,870	239,622
Beckman Coulter, Inc.	5,650	360,978
Best Buy Co., Inc.	7,430	361,990
Boston Scientific Corp. (a)	33,810	491,597
Briggs & Stratton Corp.	8,880	273,948
CA, Inc.	25,710	666,146
CACI International, Inc. - Class A (a)	9,720	455,479
Campbell Soup Co.	9,510	370,414
Cardinal Health, Inc.	5,790	422,380
Carnival Corp. (b)	6,720	314,899
CBRL Group, Inc.	5,030	232,889
Chico's FAS, Inc. (a)	17,110	417,997
Choice Hotels International, Inc.	6,040	213,997
ChoicePoint, Inc. (a)	11,520	431,194
Cintas Corp.	13,560	489,516
Citi Trends, Inc. (a)	4,705	201,092
Clorox Co.	4,220	268,772
Commerce Bancorp, Inc.	13,200	440,616
Cree, Inc. (a)	20,570	338,582
CSG Systems International (a)	9,400	235,188
Curtiss-Wright Corp.	4,240	163,410
Dell, Inc. (a)	22,058	511,966
Eaton Corp.	3,900	325,884
Electronic Arts, Inc. (a)	5,160	259,858
Expeditors International Washington, Inc.	9,890	408,655
Fannie Mae	9,420	514,144
Fifth Third Bancorp	10,720	414,757
First Data Corp.	22,810	613,589
Ford Motor Co.	31,590	249,245
Fortune Brands, Inc.	4,950	390,159
Fresh Del Monte Produce, Inc. (b)	21,830	437,692
The Gap, Inc.	15,170	261,076
Graco, Inc.	9,630	377,111
Hanesbrands, Inc. (a)	10,910	320,645
Heartland Express, Inc.	10,700	169,916
Illinois Tool Works, Inc.	8,210	423,636
Intel Corp.	19,580	374,565
Intermec, Inc. (a)	20,480	457,523
Jack Henry & Associates, Inc.	17,150	412,457
Janus Capital Group, Inc.	11,750	245,692
Kraft Foods, Inc.	10,620	336,229
K-Swiss, Inc.	11,130	300,733
Lincare Holdings, Inc. (a)	9,650	353,672

Underlying Funds Trust
Long/Short Equity―Earnings Revision-1 Portfolio
Securities Sold Short
March 31, 2007

	Shares or
	Principal Amount	Value

Magellan Health Services, Inc. (a)	8,290	$348,180
Maxim Integrated Products, Inc.	5,290	155,526
Medicis Pharmaceutical	7,660	236,081
Merck & Co., Inc.	5,280	233,218
Nu Skin Enterprises, Inc.	24,640	407,053
Omnicare, Inc.	12,030	478,433
Owens-Illinois, Inc. (a)	22,600	582,402
Paccar, Inc.	3,300	242,220
Pacific Sunwear of California (a)	16,410	341,820
Pilgrim's Pride Corp.	8,810	292,404
Plum Creek Timber Co., Inc.	10,930	430,861
Potash Corp. of Saskatchewan (b)	2,010	321,459
Power Integrations, Inc. (a)	9,890	224,009
Procter & Gamble Co.	4,930	311,379
Protective Life Corp.	10,750	473,430
Pulte Homes, Inc.	13,636	360,809
Quest Diagnostics	4,510	224,914
Quiksilver, Inc. (a)	25,934	300,834
Rockwell Automation, Inc.	8,160	488,539
Sara Lee Corp.	32,530	550,408
Sprint Corp.	32,700	619,992
Stryker Corp.	4,510	299,103
Symantec Corp. (a)	23,990	415,027
Syniverse Holdings, Inc. (a)	9,360	98,654
Sysco Corp.	10,240	346,419
TCF Financial Corp.	11,590	305,512
Tenneco Automotive, Inc. (a)	12,510	318,505
Transatlantic Holdings, Inc.	4,600	299,552
Urban Outfitters, Inc. (a)	10,210	270,667
Viacom, Inc. (a)	7,660	314,903
Weight Watchers International, Inc.	7,870	362,728
Whole Foods Market, Inc.	8,250	370,013
Xerium Technologies, Inc.	28,460	228,249

TOTAL COMMON STOCK (Proceeds $29,791,299)		29,083,966

EXCHANGE TRADED FUNDS

iShares Dow Jones U.S. Real Estate Index	3,280	279,587
Utilities Select Sector SPDR	9,150	363,255
		642,842
TOTAL EXCHANGE TRADED FUNDS (Proceeds $616,950)

Total Securities Sold Short (Proceeds $30,408,249)		$29,726,808

Underlying Funds Trust
Long/Short Equity―Global-1 Portfolio
Schedule of Investments
March 31, 2007

	Shares or
	Principal Amount	Value

COMMON STOCKS - 62.47%+

Capital Markets - 0.85%+
COL Capital (c)	500,100	$215,695

Commercial Banks - 0.80%+
Siam City Bank, Plc. (c)	380,000	191,031
Siam Commercial Bank (c)	6,500	12,625
		203,656
Construction Materials - 1.09%+
Rinker Group Ltd. (c)	19,000	277,481

Consumer Finance - 0.71%+
Kiatnakin Bank (c)	219,000	179,841

Diversified Financial Services - 5.26%+
Guoco Group (c)	95,000	1,336,213

Diversified Telecommunication Services - 0.43%+
PT Indosat Tbk ADR	3,200	108,224

Electrical Equipment - 1.80%+
Harbin Power Equipment (c)	406,000	457,260

Electronic Equipment & Instruments - 1.11%+
Delta Electronics (c)	330,000	144,216
Varitronix International (c)	253,000	136,967
		281,183
Health Care Equipment & Supplies - 5.99%+
Golden Meditech Co. Ltd. (a)(c)	3,775,900	1,522,248

Hotels Restaurants & Leisure - 0.01%+
BIL International (c)	2,000	2,109

Household Durables - 3.83%+
China Sky Chemical Fibre Co.	700,000	687,473
Land & Houses (c)	1,500,000	284,919
		972,392
Industrial Conglomerates - 0.61%+
Chung-Hsin Electric & Machinery Manufacturing Corp. (c)	265,000	154,554

Media - 1.15%+
Tom Group Ltd. (a)(c)	2,500,000	291,163

Metals & Mining - 3.47%+
Yanzhou Coal Mining Co. (c)	920,000	880,732

Oil & Gas - 8.32%+
Petro-Canada (c)	5,500	215,655
PetroChina Co. Ltd. ADR	8,600	1,006,974
PrimeWest Energy Trust (c)	1,500	29,535
Singapore Petrol (c)	270,000	861,352
		2,113,516
Oil, Gas & Consumable Fuels - 6.20%+
Baytex Energy Trust (c)	7,000	123,690
Harvest Energy Trust (c)	20,700	508,599
Provident Energy Trust (c)	13,000	140,530
PTT PCL (c)	135,000	802,056
		1,574,875

Underlying Funds Trust
Long/Short Equity―Global-1 Portfolio
Schedule of Investments
March 31, 2007

	Shares or
	Principal Amount	Value

Real Estate - 2.16%+
Wharf Holdings Ltd. (c)	148,000	$549,306

Real Estate Management & Development - 2.87%+
LPN Development-NVDR	1,666,400	278,447
Melco International Development Limited	250,000	449,863
		728,310
Semiconductor & Semiconductor Equipment - 10.15%+
MEMC Electronic Materials, Inc. (a)	32,700	1,980,966
Samsung Electronics Co. Ltd. (c)	1,000	598,427
		2,579,393
Transportation Infrastructure - 5.66%+
Macquarie Infrastructure Co. Trust	36,600	1,438,380

TOTAL COMMON STOCKS (Cost $14,572,767)		15,866,531

INVESTMENT COMPANIES AND UNIT INVESTMENT TRUSTS - 1.01%+

Aberdeen Asia Pacific Income Fund	40,300	257,517

TOTAL INVESTMENT COMPANIES AND UNIT INVESTMENT TRUSTS (Cost $251,061)		257,517

EXCHANGE TRADED FUNDS - 0.86%+

iShares MSCI Taiwan Index Fund	15,600	217,464

TOTAL EXCHANGE TRADED FUNDS (Proceeds $227,237)		217,464

WARRANTS - 15.89%+
CG Hinduja Tmt Warrant	12,000	160,888
CG Rolat India Warrant	210,000	1,604,505
Citigroup-CW09 Gtl Ltd. Warrant	400,000	1,244,000
Citigroup-CW10 Rajesh Warrant	118,300	1,025,779

TOTAL WARRANTS (Cost $3,192,760)		4,035,172

CURRENCY CONTRACTS - 5.14%+

Australian Dollars	50	40
Canadian Dollars	21	18
Hong Kong Dollars	275	35
British Pounds	89	176
Singapore Dollars	1,114,052	734,306
Taiwan Dollars	11,526,164	348,307
Thailand Baht	7,829,853	223,646

TOTAL CURRENCY CONTRACTS (Cost $1,303,475)		1,306,528

REPURCHASE AGREEMENTS - 10.32%+
The Bear Stearns Companies, Inc.,
5.100%, dated 3/30/07, due 4/02/2007,
repurchase price $2,621,188 (g)^	$2,620,446	2,620,446

TOTAL REPURCHASE AGREEMENTS (Cost $2,620,446)		2,620,446

Total Investments (Cost $22,167,746) - 95.69%+		24,303,658
Other Assets in Excess of Liabilities - 4.31%+		1,094,731
TOTAL NET ASSETS - 100.00%+		$25,398,389

Underlying Funds Trust
UFT Long/Short Equity―Healthcare/Biotech-1 Portfolio
Schedule of Investments
March 31, 2007

	Shares or
	Principal Amount	Value

COMMON STOCKS - 97.39%+

Biotechnology - 36.30%+
Acadia Pharmaceuticals, Inc. (a)^	18,600	$279,372
Allos Therapeutics, Inc. (a)^	49,822	297,437
Arena Pharmaceuticals, Inc. (a)^	27,949	303,526
Ariad Pharmaceuticals, Inc. (a)^	68,951	309,590
Array Biopharma, Inc. (a)^	24,902	316,255
Celgene Corp. (a)^	5,788	303,639
Cytokinetics, Inc. (a)^	44,611	310,493
Genvec, Inc. (a)^	49,854	143,580
Gilead Sciences, Inc. (a)^	4,438	339,507
Halozyme Therapeutics, Inc. (a)^	45,330	365,360
Isis Pharmaceuticals, Inc. (a)^	35,346	327,657
Medarex, Inc. (a)^	22,549	291,784
Metabasis Therapeutics, Inc. (a)^	38,473	282,777
Myriad Genetics, Inc. (a)^	8,009	275,990
Pharmion Corp. (a)^	8,605	226,225
Sonus Pharmaceuticals, Inc. (a)^	57,201	287,721
Spectrum Pharmaceuticals, Inc. (a)^	39,087	245,076
Vertex Pharmaceuticals, Inc. (a)^	9,951	279,026
Zymogenetics, Inc. (a)^	23,139	360,043
		5,545,058
Health Care Equipment & Supplies - 23.85%+
Alcon, Inc. (c) ^	2,497	329,155
Arthrocare Corp. (a)^	8,896	320,612
Baxter International, Inc. ^	6,866	361,632
Boston Scientific Corp. (a)^	18,547	269,673
Dentsply International, Inc. ^	9,664	316,496
Dexcom, Inc. (a)^	27,857	218,956
Gen-Probe, Inc. (a)^	6,566	309,127
Hologic, Inc. (a)^	5,032	290,044
Inverness Medical Innovations, Inc. (a)^	7,252	317,493
Medtronic, Inc. ^	6,087	298,628
Respironics, Inc. (a)^	5,714	239,931
Thoratec Corp. (a)^	17,761	371,205
		3,642,952
Health Care Providers & Services - 2.06%+
Quest Diagnostics ^	6,306	314,480

Life Sciences Tools & Services - 1.51%+
Medivation, Inc. (a)^	12,196	230,017

Underlying Funds Trust
UFT Long/Short Equity―Healthcare/Biotech-1 Portfolio
Schedule of Investments
March 31, 2007

	Shares or
	Principal Amount	Value

Pharmaceuticals - 33.67%+
Allergan, Inc. ^	2,806	$310,961
Anesiva Inc. (a)^	12,050	83,145
AstraZeneca Plc. ADR ^	5,604	300,654
Auxilium Pharmaceuticals, Inc. (a)^	24,145	354,449
Barr Pharmaceuticals, Inc. (a)^	5,776	267,717
Collagenex Pharmaceuticals, Inc. (a)^	17,341	234,277
Eli Lilly & Co. ^	5,836	313,451
GlaxoSmithKline Plc. ADR ^	5,754	317,966
Johnson & Johnson ^	4,826	290,815
Merck & Co., Inc. ^	7,493	330,966
Novartis AG ADR ^	5,535	302,377
Pfizer, Inc. ^	12,162	307,212
Repros Therapeutics, Inc. (a)^	21,212	202,575
Roche Holding AG - Genusschein ^	1,868	336,587
Schering Plough Corporation	13,706	349,640
Sepracor, Inc. (a)	5,919	276,003
Wyeth	6,223	311,337
Xenoport, Inc. (a)	9,057	252,328
		5,142,460

TOTAL COMMON STOCKS (Cost $14,599,044)		14,874,967

REPURCHASE AGREEMENTS - 4.96%+
The Bear Stearns Companies, Inc.,
5.100%, dated 3/30/2007, due 4/02/2007,
repurchase price $757,452 (g)^	$757,237	757,237

TOTAL REPURCHASE AGREEMENTS (Cost $757,237)		757,237

Total Investments (Cost $15,356,281) - 102.35%+		15,632,204
Liabilities in Excess of Other Assets - (2.35%)+		(358,481)
TOTAL NET ASSETS - 100.00%+		$15,273,723

Underlying Funds Trust
UFT Long/Short Equity―Healthcare/Biotech-1 Portfolio
Schedule of Securities Sold Short
March 31, 2007

	Shares or
	Principal Amount	Value

COMMON STOCK
Abraxis Bioscience, Inc. (a)	13,385	$357,513
Adams Respiratory Therapeutics (a)	3,424	115,149
Adolor Corp. (a)	11,517	100,774
Affymetrix, Inc. (a)	10,583	318,231
Albany Molecular Research, Inc. (a)	8,404	82,779
Alexion Pharmaceuticals, Inc. (a)	7,315	316,301
Alkermes, Inc. (a)	16,031	247,519
Alnylam Pharmaceuticals, Inc. (a)	7,004	126,072
Altus Pharmaceuticals, Inc. (a)	4,047	61,595
Amylin Pharmaceuticals, Inc. (a)	9,805	366,315
Aspreva Pharmaceuticals Corp. (a)(b)	7,471	161,075
Axcan Pharma, Inc. (a)(b)	14,785	244,100
Barrier Therapeutics, Inc. (a)	5,759	39,737
BioCryst Pharmaceuticals, Inc. (a)	5,914	49,500
Biogen Idec, Inc. (a)	7,315	324,640
BioMarin Pharmaceuticals, Inc. (a)	15,875	274,002
Biosite, Inc. (a)	2,000	167,940
BioVeris Corp. (a)	5,759	76,537
Caliper Life Sciences, Inc. (a)	8,093	45,725
Cardiome Pharma Corp. (a)(b)	11,984	121,638
Cephalon, Inc. (a)	5,136	365,735
Cerus Corp. (a)	5,603	37,820
Cubist Pharmaceuticals, Inc. (a)	12,918	285,100
Cypress Bioscience, Inc. (a)	7,626	57,958
Depomed, Inc. (a)	7,626	27,225
Digene Corp. (a)	6,848	290,424
Diversa Corp. (a)	5,292	41,331
Endo Pharmaceuticals Holdings, Inc. (a)	11,673	343,186
Enzon Pharmaceuticals, Inc. (a)	11,673	95,135
Epix Pharmaceuticals, Inc. (a)	7,004	46,927
Exelixis, Inc. (a)	23,968	238,242
Flamel Technologies ADR (a)	5,447	139,443
Genomic Health, Inc. (a)	5,292	91,763
Genzyme Corp. (a)	5,914	354,958
Geron Corp. (a)	15,719	110,033
GTX, Inc. (a)	6,692	136,517
Harvard Bioscience, Inc. (a)	5,136	24,756
Hi-tech Pharmacal, Inc. (a)	2,490	27,763
Human Genome Sciences, Inc. (a)	14,630	155,371
Illumina, Inc. (a)	4,358	127,689
Incyte Corp. (a)	19,921	131,279
Indevus Pharmaceuticals, Inc. (a)	9,183	64,924
Inspire Pharmaceuticals, Inc. (a)	13,385	76,294
InterMune, Inc. (a)	10,505	259,053
Invitrogen Corp. (a)	4,669	297,182
Keryx Biopharmaceuticals, Inc. (a)	7,004	73,682
Kosan Biosciences, Inc. (a)	6,692	36,806
Lexicon Genetics, Inc. (a)	14,319	51,978
Lifecell Corp. (a)	6,381	159,334
Ligand Pharmaceuticals, Inc. (a)	14,287	144,013

Underlying Funds Trust
UFT Long/Short Equity―Healthcare/Biotech-1 Portfolio
Schedule of Securities Sold Short
March 31, 2007

	Shares or
	Principal Amount	Value

Luminex Corp. (a)	5,914	$81,140
Mannkind Corp. (a)	17,978	257,085
Matrixx Initiatives, Inc. (a)	1,868	30,355
Medimmune, Inc. (a)	11,206	407,786
MGI Pharma, Inc. (a)	13,540	304,244
Millennium Pharmaceuticals, Inc. (a)	25,680	291,725
Nabi Biopharmaceuticals (a)	14,785	78,508
Nektar Therapeutics (a)	21,478	280,503
Neurocrine Biosciences, Inc. (a)	4,358	54,475
Noven Pharmaceuticals, Inc. (a)	4,047	93,890
NPS Pharmaceuticals, Inc. (a)	8,716	29,547
Omrix Biopharmaceuticals, Inc. (a)	3,113	119,134
Onyx Pharmaceuticals, Inc. (a)	10,428	259,032
OSI Pharmaceuticals, Inc. (a)	10,428	344,124
Pain Therapeutics, Inc. (a)	7,315	57,350
Panacos Pharmaceuticals, Inc. (a)	11,673	54,046
PDL Biopharma, Inc. (a)	17,743	385,023
Penwest Pharmaceuticals Co. (a)	4,202	42,356
Perrigo Co.	18,832	332,573
QLT, Inc. (a)(b)	11,984	93,835
Regeneron Pharmaceuticals, Inc. (a)	9,260	200,201
Rigel Pharmaceuticals, Inc. (a)	5,603	60,849
Salix Pharmaceuticals, Ltd. (a)	10,583	133,346
Savient Pharmaceuticals, Inc. (a)	9,805	117,856
Sciele Pharma, Inc. (a)	7,937	187,948
Seattle Genetics, Inc. (a)	9,961	81,581
Shire Pharmaceuticals Plc. ADR	6,225	385,327
SuperGen, Inc. (a)	11,517	67,950
Techne Corp. (a)	5,136	293,266
Teva Pharmaceutical Industries, Ltd. ADR	10,895	407,800
Third Wave Technologies, Inc. (a)	8,871	45,242
Trimeris, Inc. (a)	6,537	44,975
Viacell, Inc. (a)	7,471	40,717
Viropharma, Inc. (a)	13,073	187,598

TOTAL COMMON STOCK (Proceeds $13,154,422)		13,740,450

EXCHANGE TRADED FUNDS

iShares NASDAQ Biotech Index (a)	9,183	695,888

TOTAL EXCHANGE TRADED FUNDS (Proceeds $681,368)		695,888

Total Securities Sold Short (Proceeds $13,835,790)		$14,436,338

Underlying Funds Trust
Long/Short Equity―International-1 Portfolio
Schedule of Investments
March 31, 2007

	Shares or
	Principal Amount	Value

COMMON STOCKS - 90.34%+

Agriculture - 0.52%+
Kemira GrowHow Oyj ^	21	$283
Yara International ASA (c)^	5,800	160,069
		160,352
Airlines - 4.58%+
Air France-KLM (c)^	4,800	218,972
Austrian Airlines (a)(c)^	9,800	141,517
British Airways Plc. ADR (a)^	3,100	299,212
Copa Holdings S.A. (c)^	3,000	154,470
Deutsche Lufthansa AG (c)^	7,700	209,217
Easyjet (a)(c)^	12,200	166,613
Japan Airline System Corp. (c)^	72,000	149,694
Lan Airlines S.A. ADR ^	1,100	75,790
		1,415,485
Auto Components - 1.74%+
Brembo S.p.A. (c)^	14,900	201,031
Nissin Kogyo (c)^	6,900	169,221
Toyota Boshoku Corp. (c)^	7,100	168,101
		538,353
Automobiles - 1.48%+
Fiat S.p.A. (a)(c) ^	4,500	113,433
Mazda Motor Corp. (c)^	25,864	143,104
Suzuki Motor Corp. (c)^	1,133	29,421
Yamaha Motor Co., Ltd. (c)^	6,100	170,825
		456,783
Beverages - 0.95%+
Carlsberg (c)^	1,625	176,841
Heineken N.V. (c)^	2,200	115,086
		291,927
Biotechnology - 0.68%+
Actelion (a)(c)^	900	209,789

Building Products - 0.53%+
Nippon Sheet Glass (c)^	31,000	162,576

Capital Markets - 1.77%+
Deutsche Bank AG (c)^	1,700	228,718
London Stock Exchange Group ^	7,000	172,462
Partners Group ^	1,200	144,673
		545,853
Chemicals - 7.07%+
Agrium, Inc. (c)^	4,400	168,652
Arkema ^	3,100	177,737
BASF AG ADR ^	1,400	157,388
EMS-Chemie Holding AG (c)^	1,300	163,683
H&R Wasag AG (a)(c)^	400	18,542
Innospec, Inc. ^	4,300	247,852
Kanto Denka Kogyo (c)^	26,000	148,931
Methanex Corp. (c)^	9,600	214,368
Mitsubishi Gas Chemical Company (c)^	18,000	172,607
Mitsui Chemicals, Inc. (c)^	4,000	34,963
Nippon Paint Co. (c)^	31,000	174,414
Nufarm Ltd. (c)^	40	401
Sociedad Quimica y Minera de Chile ADR ^	1,000	146,000
Tokai Carbon Co. (c)^	22,000	181,093
Tosoh Corp. (c)^	34,429	177,346
		2,183,977
Commercial Banks - 1.53%+
Banco Macro Bansud S.A. ADR ^	4,600	156,124
Bank of East Asia Ltd. (c)^	17,800	103,540
BQE Cant Vaudoise (c)^	448	213,281
		472,945

Underlying Funds Trust
Long/Short Equity―International-1 Portfolio
Schedule of Investments
March 31, 2007

	Shares or
	Principal Amount	Value

Commercial Services & Supplies - 2.08%+
De La Rue Plc. ^	13,200	$185,725
Matsuda Sangyo (c)^	4,500	113,607
McAlpine Plc. (c)^	23,839	207,818
Panalpina Welttransport ^	800	133,843
		640,993
Communications Equipment - 0.41%+
Gilat Satellite Networks Ltd. (a)(c)^	15,300	126,225

Computers & Peripherals - 0.54%+
Megachips Corp. (c)^	8,300	167,986

Construction & Engineering - 3.36%+
Actividades y Serv ^	2,700	163,928
Aker Kvearner ASA ^	500	11,270
Astaldi (c)^	4,393	43,661
Berkeley Group Holdings ^	4,500	139,560
Carillion (c)^	21,132	166,650
Heijmans (c)^	3,100	176,701
Keller Group (c)^	9,200	166,739
WSP Group (c)^	12,400	170,077
		1,038,586
Construction Materials - 1.63%+
Italmobiliare (c)^	1,700	165,415
Lafarge Coppee S.A. ADR ^	8,600	337,894
		503,309
Deep Sea Foreign Transportation Of Freight - 0.17%+
Excel Maritime Carriers Ltd. (a)(c)^	3,100	53,413

Diversified Financial Services - 1.40%+
Brookfield Asset Management, Inc. (c)^	3,000	156,780
IFIL S.p.A. (c)^	20,500	200,320
Suncorp-Metway Ltd. (c)^	4,487	75,513
		432,613
Diversified REITs - 0.53%+
Unibail (c)^	540	163,661

Diversified Telecommunication Services - 1.03%+
Nippon Telegraph & Telephone Corp. ADR ^	6,100	161,101
Telenor ASA (c)^	8,900	158,136
		319,237
Electronic Equipment & Instruments - 0.50%+
Shimadzu Corp. (c)^	18,000	155,957

Energy Equipment & Services - 3.41%+
Expro International Group (c)^	7,520	130,668
John Wood Group Plc. (c)^	28,700	151,783
Modec, Inc. (c)^	5,100	144,552
Nibe Industrier AB - B Shares ^	11,300	184,077
Saipem S.p.A .(c)^	3,600	104,837
Schoeller Bleckman (c)^	185	9,638
Willbros Group, Inc. (a)(c)^	7,400	166,796
Worleyparsons Ltd. (c)^	7,099	159,620
		1,051,971
Food & Staples Retailing - 0.60%+
Casino Guichard Perrachon S.A. (c)^	302	30,491
Metro AG (c)^	2,200	155,936
		186,427
Food Products - 2.11%+
Bonduelle S.C.A. (c)^	900	103,851
Groupe Danone ADR ^	5,300	189,316
Nutreco Holding N.V. (c)^	2,600	194,673
Yamazaki Baking Co. (c)^	18,000	164,206
		652,046

Underlying Funds Trust
Long/Short Equity―International-1 Portfolio
Schedule of Investments
March 31, 2007

	Shares or
	Principal Amount	Value

Gold Ores - 0.50%+
Teck Cominco Ltd. (c)^	2,200	$153,120

Hotels, Restaurants & Leisure - 1.27%+
JD Wetherspoon (c)^	11,900	175,864
Mitchells & Butlers Plc. ^	13,900	215,268
		391,132
Household Durables - 1.72%+
Crest Nicholson (c)^	14,600	177,986
Japan General (c)^	10,000	257,128
Sumitomo Forestry (c)^	9,000	95,010
		530,124
Insurance - 1.41%+
Admiral Group Plc. ^	1,803	40,767
Insurance Australia Group Ltd. (c)^	34,909	165,515
Toro Assicurazioni S.p.A. ^	4,700	133,104
Ping An Insurance Group ^	19,400	95,094
		434,480
Internet Software & Services - 0.49%+
Netease.com ADR (a)^	8,600	152,564

Investment Management & Advisory Services - 0.52%+
Amvescap Plc ADR ^	7,200	159,120

IT Services - 1.43%+
Satyam Computer Services Ltd. ADR ^	7,400	167,980
Wipro Ltd. ADR ^	17,400	274,050
		442,030
Machinery - 3.10%+
CNH Global N.V. (c)^	4,300	160,347
Bucher Industries AG^	1,300	175,452
Danieli & C. Officine Meccaniche S.p.A. (c)^	7,934	186,323
Fujitec Co. Ltd. (c)^	27,000	185,132
Metso Corp. ADR (a)^	4,600	242,926
Ryobi Ltd. (c)^	700	5,638
		955,818
Marine - 0.97%+
Mitsui OSK Lines Ltd. (c)^	12,000	133,198
Orient Overseas International (c)^	18,000	167,249
		300,447
Media - 0.80%+
Sky Perfect Communications (c)^	137	79,173
WPP Group Plc. ADR ^	2,200	167,178
		246,351
Medical/Biomedical - 0.31%+
American Oriental Bioengine (a)^	10,200	95,778

Metals & Mining - 13.78%+
Antofagasta (c)^	8,500	86,602
Boehler-Uddeholm AG (c)^	1,187	114,167
Boliden AB (c)^	7,306	161,128
Companhia Vale do Rio Doce ADR ^	5,100	188,649
Dowa Mining Co. (c)^	17,000	172,828
Godo Steel Ltd. (c)^	30,000	160,387
JFE Holdings, Inc. (c)^	1,800	106,466
Jubilee Mines NL (c) ^	11,300	160,183
Kloeckner & Co. (a)^	3,136	172,135
Mechel Steel Group ADR ^	3,400	113,050
Minara Resources (c)^	22,400	133,935
Mittal Steel Company N.V. ^	2,600	138,129
Nippon Steel Corp. (c)^	22,000	154,583
Onesteel (c)^	39,314	164,134
Outokumpu Oyj (c)^	4,800	164,982
Pacific Metals Co. (c)^	7,903	110,323

Underlying Funds Trust
Long/Short Equity―International-1 Portfolio
Schedule of Investments
March 31, 2007

	Shares or
	Principal Amount	Value

Rio Tinto Plc. ADR ^	900	$205,029
Salzgitter AG (c)^	1,300	189,463
Sidenor S.A. (c)^	3,000	58,510
SSAB Svenskt Staal AB^	8,400	259,237
Sumitomo Metal Mining Co. Ltd. (c)^	3,102	59,887
TGS-NOPEC Geophysical Company ASA (a)^	6,900	159,494
ThyssenKrupp AG (c)^	2,600	128,647
Tubos Reunidos S.A. ^	8,080	206,914
Voestalpine AG (c)^	3,600	261,131
Xstrata Plc. (c)^	3,100	159,340
Yanzhou Coal Mining Co. Ltd. ADR ^	2,200	105,295
Zinifex Ltd. ^	12,609	160,987
		4,255,615
Multiline Retail - 0.97%+
Daimaru, Inc. (c)^	11,000	142,541
Hankyu Department Stores (c)^	17,000	157,824
		300,365
Office Electronics - 0.91%+
Brother Industries (c)^	8,875	120,201
Canon, Inc. ADR ^	3,000	161,040
		281,241
Oil & Gas - 4.99%+
Caltex Australia (c)^	8,367	161,526
Double Hull Tankers, Inc. (c)^	5,600	82,768
Enbridge, Inc. (c)^	4,800	156,720
Hunting Plc. (c)^	7,600	113,064
Imperial Oil Ltd. ^	2,500	92,800
Petrofac Ltd. ^	25,800	223,517
Petroleum Geo - Services (a)^	5,900	154,093
SBM Offshore N.V. (a)^	4,900	176,667
Sinanen Co. Ltd. (c)^	6,000	30,499
TransCanada Corp. (c)^	10,500	349,440
		1,541,094
Personal Products - 0.27%+
Beiersdorf AG (c)^	1,200	82,010

Pharmaceuticals - 0.97%+
Dainippon Sumitomo (c)^	237	2,532
Novo-Nordisk A/S - Class B (c)^	1,573	143,545
Towa Pharmaceutical Co., Ltd. (c)^	4,800	152,342
		298,419
Real Estate - 5.18%+
British Land Co. (c)^	5,600	168,385
Brookfield Properties Co. (c)^	7,400	298,220
Centro Properties Group (c)^	26,955	189,959
Eurocommercial Properties (c)^	3,000	176,371
General Property Trust (c)^	43,580	174,187
Great Portland Estates Plc ^	10,800	164,921
Lend Lease Corp. Ltd. (c)^	11,753	190,092
Macquarie Goodman Group ^	38,700	218,872
Meinl European Land (a)(c)^	625	17,383
		1,598,390
Real Estate Investment Trusts (REITs) - 0.56%+
Workspace Group (c )^	17,620	174,494

Real Estate Management & Development - 0.54%+
Big Yellow Group Plc. (c)^	12,600	165,754

Road & Rail - 0.65%+
Go-Ahead Group Plc. (c)^	4,000	200,720

Semiconductor & Semiconductor Equipment - 2.41%+
ASML Holding N.V. (a)(c)^	7,000	172,898
Elpida Memory, Inc. (a)^	2,700	104,710

Underlying Funds Trust
Long/Short Equity―International-1 Portfolio
Schedule of Investments
March 31, 2007

	Shares or
	Principal Amount	Value

Siliconware Precision Industries Ltd. ADR ^	15,500	$152,059
Sumco Corp. ^	3,200	133,062
Tokyo Electron Ltd. (c)^	2,600	181,806
		744,535
Software - 2.77%+
Nintendo Co. Ltd. (c)^	900	261,583
Software AG (c)^	2,600	222,285
Sumisho Computer Systems (c)^	600	12,627
Temenos Group AG (a)(c)^	11,001	211,845
Ubisoft Entertainment (a)^	3,000	146,475
		854,815
Specialty Retail - 1.56%+
Game Group (c)^	39,400	108,934
JJB Sports (c)^	38,700	191,341
Valora Holding AG (c)^	640	183,023
		483,298
Telecommunications Services - 0.05%+
Thus Group Plc. (a)^	4,316	15,649

Textiles, Apparel & Luxury Goods - 1.41%+
Compagnie Financiere Richemont AG (c)^	3,000	167,757
Onward Kashiyama (c)^	318	4,423
Swatch Group AG (c)^	1,000	264,371
		436,551
Trading Companies & Distributors - 0.97%+
Sumitomo Corp. (c)^	11,600	208,690
Toyota Tsusho Corp. (c)^	3,500	89,401
		298,091
Transportation - 0.53%+
Societe Des Autoroutes Paris ^	1,800	163,988

Wireless Telecommunication Services - 0.68%+
China Mobile Hong Kong Ltd. ADR ^	4,700	210,795

TOTAL COMMON STOCKS (Cost $26,923,492)		27,897,252

PREFERRED STOCKS - 1.94%+

Chemicals - 0.37%+
Fuchs Petrolub AG (c)^	1,300	113,487

Diversified Financial Services - 0.64%+
IFI Istituto Finanziario (a)(c)^	5,500	196,830

Metals & Mining - 0.50%+
Gerdau S.A. ADR ^	8,600	155,918

Wireless Telecommunication Services - 0.43%+
Vivo Participacoes S.A. ADR ^	37,700	132,327

TOTAL PREFERRED STOCKS (Cost $568,515)		598,562

CURRENCY CONTRACTS - 3.04%+
Australian Dollars ^	92,041	74,470
British Pounds ^	38,402	75,570
Danish Krone	130,115	23,328
European Monetary Unit	672,737	137,240
Hong Kong Dollars	1,473,710	188,611
Japanese Yen	8,648,613	73,393
Norwegian Kroner	64	10
Swedish Krona	1,218,464	174,495
Swiss Francs	232,096	191,003

TOTAL CURRENCY CONTRACTS (Cost $936,020)		938,120

Total Investments (Cost $28,428,027) - 95.32%+		29,433,934
Other Assets in Excess of Liabilities - 4.68%+		1,446,264
TOTAL NET ASSETS - 100.00%+		$30,880,198

Underlying Funds Trust
Long/Short Equity―International-1 Portfolio
Schedule of Securities Sold Short
March 31, 2007

	Shares or
	Principal Amount	Value

COMMON STOCK
Adelaide Bank (b)	15,500	$172,440
Aderans Company (b)	4,000	97,081
ADIDAS AG (b)	7,100	387,442
Aeon Credit Service Co. Ltd. (b)	7,700	129,771
Aiful Corp. (b)	30	929
Alpen Co. Ltd.	6,700	168,012
Altran Technologies S.A. (a)(b)	17,500	151,719
Alumina Ltd. (b)	33,524	198,279
Alvarion Ltd. (a)(b)	13,000	104,650
AngloGold Ltd. ADR	4,400	196,196
Arisawa Manufacturing Co. Ltd. (b)	6,900	72,607
Assured Guaranty Ltd. (b)	9,300	254,076
Atos Origin (a)(b)	2,600	174,111
Autostrade S.p.A. (b)	6,300	201,980
Balda AG (b)	11,134	155,426
Barco N.V. (b)	1,700	157,012
Barrick Gold Corp. (b)	11,000	314,050
Bellevue Group AG	3,032	239,536
BetandWin.com Interactive Entertainment (a)(b)	3,400	159,874
The Bank of the Ryukyus Ltd. (a)(b)	13,300	310,943
BP Plc. ADR	4,000	259,000
Braskem S.A. ADR	7,100	104,299
Buhrmann N.V. (a)(b)	12,100	162,930
Cadbury Schweppes Plc. ADR	4,400	226,028
Cairn Energy Plc. (a)	5,700	174,420
Carrefour S.A. (b)	4,400	321,805
Cia de Minas Buenaventura S.A. ADR	6,200	185,690
Cia Siderurgica Nacional S.A. ADR	3,100	132,804
CNOOC Ltd. ADR	4,000	350,520
Comdirect Bank AG (b)	7,000	111,463
Commerzbank AG (b)	4,400	194,846
CSK Corp. (b)	4,000	167,685
CSR Plc. (a)(b)	12,200	156,290
Dai Nippon Printing Co. Ltd. (b)	9,000	141,599
Daibiru Corp. (b)	8,200	117,113
Dassault Systemes S.A. (b)	3,100	166,680
Debenhams Plc.	29,000	99,583
Depfa Bank Plc.	9,300	166,473
Digital Multimedia Tech S.p.A. (a)	1,700	164,098
Drax Group Plc.	13,400	207,525
DSM N.V.	3,500	156,815
Elan Corp. Plc. ADR (a)	7,100	94,359
Elcoteq SE (b)	9,166	96,608
Electric Power Development	2,600	130,838
EMI Group (b)	20	90
Enagas S.A. (b)	5,800	149,844
Energy Resources of Australia (b)	3,700	83,224
Eniro AB (b)	8,800	111,216
Ersol Solar Energy AG (a)	2,600	193,214
Euronav S.A.	5,300	178,345
Fast Retailing Co. Ltd. (b)	1,700	132,001
Fortescue Metals Group Ltd. (a)(b)	9,814	160,319
Frontline Ltd. (b)	7,600	269,800
Fuji Soft ABC, Inc. (b)	6,773	201,742
Gameloft (a)(b)	16,500	110,868
Global Crossing Ltd. (a)(b)	2,300	63,250

Underlying Funds Trust
Long/Short Equity―International-1 Portfolio
Schedule of Securities Sold Short
March 31, 2007

	Shares or
	Principal Amount	Value

Gol Linhas Aereas Inteligentes S.A. ADR	5,800	$176,494
Gold Fields Ltd. ADR	17,700	327,096
Goldcorp, Inc. (b)	6,500	156,130
Gruppo Editoriale L'Espresso (b)	19,400	103,402
Grenkeleasing AG (b)	2,100	88,983
Groupe Partouche (b)	4,134	103,269
Guyenne & Gascogne (b)	500	80,217
Harmony Gold Mining Co., Ltd. ADR (a)	7,400	102,860
Hitachi Kokusai El (b)	300	3,480
Hitachi Ltd. ADR	2,200	169,862
Holmen AB (b)	3,000	123,518
Honeys Co. Ltd. (b)	3,000	136,965
HSBC Holdings Plc. ADR	4,800	421,488
Huhtamaki Oyj (a)(b)	10,300	170,477
ICAP Plc. (b)	15,400	160,767
IDS Scheer AG (b)	4,100	83,250
Inmarsat Plc.	19,048	143,937
Ipsos	4,500	164,048
Iwai Securities Co. Ltd.	5,700	110,527
JSR Corp. (b)	4,800	110,794
Kaneka Corp. (b)	18,000	171,690
Kanto Tsukuba Bank (b)	16,700	156,031
Kensington Group (b)	9,600	125,627
Kissei Pharmaceutical Co. (b)	10,149	175,265
Komeri Co. Ltd. (b)	400	12,865
Kose Corporation (c)	5,300	156,517
Kuraray Co. Ltd. (c)	14,000	151,239
Leopalace 21 Corp. (b)	5,300	175,407
LG.Philips LCD Co. Ltd. ADR(a)	15,300	267,444
Linde AG (a)(b)	1,300	140,057
Lintec Corp. (b)	6,800	134,165
Lottomatica S.p.A.	4,000	159,340
Lundin Petroleum (a)(b)	16,200	191,979
M-Real Oyj (b)	32,400	251,898
Marui Co. Ltd. (b)	15,400	188,841
Maruichi Steel Tube (b)	4,900	152,189
Matsui Securities (b)	10,500	92,044
Matsushita Electric Industrial Co. Ltd. (b)	6,338	127,739
Matsushita Electric Industrial Co. Ltd. ADR	9,100	182,910
Mediobanca S.p.A. (b)	7,500	167,014
Milbon Co. Ltd. (b)	3,600	111,813
Misawa Homes Holdings (a)(b)	372	7,813
Mitsubishi UFJ Financial Group, Inc. ADR	22,100	248,846
Monex Beans Holdings, Inc.	200	184,997
Muenchener Rueckver AG (c)	1,000	168,650
NEOMAX Co. Ltd. (b)	1,935	43,104
Neste Oil Oyj	4,500	155,092
Nichii Gakkan Co. (b)	4,100	73,935
Nippon Unipac Holding (b)	34	120,893
Nissan Chemical Industries (b)	13,000	167,906
Nitto Denko Corp. (b)	3,000	140,784
NOK Corp. (b)	1,500	25,522
Nova Chemicals Corp. (b)	4,400	136,224
NRJ Group (b)	9,600	155,172
Oesterreichische Elektrizitats (b)	3,500	156,908
OMC Card, Inc. (b)	23,700	196,293
OMV AG (b)	2,600	163,761
Orient-Express Hotels Ltd. (b)	3,100	185,442
PA Resources AB (a)	19,700	179,067
Paladin Resources Ltd. (a)(b)	13,868	109,177
Patrizia Immobilien AG (a)	4,800	106,889
Petro-Canada (b)	4,300	168,603
Petroleo Brasileiro S.A. ADR	1,700	169,167
Philippine Long Distance ADR	1,800	95,040
Precision Drilling Trust (b)	7,100	162,235
Primus Guaranty Ltd. (a)(b)	11,600	142,680
Promise Co. Ltd. (b)	3,194	120,344
Prosafe ASA	11,200	171,364
Randgold Resources Ltd. ADR	12,800	306,048

Underlying Funds Trust
Long/Short Equity―International-1 Portfolio
Schedule of Securities Sold Short
March 31, 2007

	Shares or
	Principal Amount	Value

Rank Group Plc.	21,816	$87,686
Renishaw (b)	11,800	175,315
Repsol YPF S.A. ADR	10,200	342,702
Resona Holdings, Inc. (b)	57	153,335
Reuters Group Plc. (b)	17,500	160,478
Rexam Plc. (b)	14,900	161,265
Saifun Semiconductors Ltd. (a)(b)	16,600	195,050
Santos Ltd. (b)	23,282	191,200
SAP AG ADR	3,500	156,275
Sasol Ltd. ADR	5,300	175,165
Sato Corp. (b)	82	1,656
SBI Holdings, Inc. (b)	83	31,484
Scor Regroupe	6,600	178,271
SFCG Co. Ltd. (b)	500	89,189
Ship Finance International Ltd. (b)	1	23
Societe Television Francaise (b)	5,200	174,077
Soco International (a)(b)	4,436	136,527
Sogecable S.A. (a)(b)	7,100	294,588
STMicroelectronics N.V. ADR	14,800	284,160
Storebrand ASA (b)	10,100	161,845
Subsea 7, Inc. (a)(b)	9,500	180,519
Sumitomo Bakelite Co. Ltd. (b)	21,120	152,701
Takefuji Corp. (b)	3,670	147,311
Techem AG (b)	2,100	155,440
Teijin Ltd. (b)	33,600	189,613
Tele Norte Leste Participacoes S.A. ADR	11,200	155,008
Telegraaf Media Group (b)	5,600	192,255
TELUS Corp. (b)	3,500	175,000
Thielert AG (a)	6,700	206,301
Tietoenator Oyj (b)	5,240	152,596
Toho Co. Ltd. (b)	9,400	183,469
Tokuyama Corporation (b)	9,864	172,436
Tomkins Plc. ADR	3,200	67,296
Toppan Printing Co. Ltd. (b)	614	6,409
Toray Industries, Inc. (b)	22,000	159,063
Toyo Tanso Co. Ltd.	1,200	123,523
Trigano (b)	3,367	190,346
Trinity Mirror Plc. (b)	18,400	192,628
UK Coal (a)(b)	1,712	18,571
UPM-Kymmene Oyj (b)	5,900	150,300
UTI Worldwide Inc. (c)	4,000	98,320
Victrex (b)	10,920	166,754
Whatman (b)	29,700	169,491
William Hill Plc. (b)	19,300	241,549
Wolfson Microelect (a)(b)	29,000	168,920
Woodside Petroleum Ltd. (b)	5,615	179,407
WP Stewart & Co. Ltd. (b)	4,900	49,343
Yahoo Japan Corp. (a)(b)	448	154,542
Yamada Denki Co. Ltd. (b)	2,140	199,399
Yamaguchi Financial Group	18,000	242,566
YIT Oyj (a)	5,300	182,663
Zeon Corporation (b)	19,098	197,236

TOTAL COMMON STOCK (Proceeds $27,093,493)		27,852,378

CURRENCY CONTRACTS

European Monetary Unit	465,000	621,168
Japanese Yen	14,000,000	118,805
Norwegian Kroner	141,000	23,197

TOTAL CURRENCY CONTRACTS (Proceeds $761,186)		763,170

Total Securities Sold Short (Proceeds $27,854,679)		$28,615,548

Underlying Funds Trust
Long/Short Equity―Momentum-1 Portfolio
Schedule of Investments
March 31, 2007

	Shares or
	Principal Amount	Value

COMMON STOCKS - 93.97%+

Aerospace & Defense - 1.11%+
Precision Castparts Corp. ^	3,200	$332,960

Airlines - 1.90%+
AMR Corp. (a)^	10,100	307,545
Continental Airlines, Inc. (a)^	7,250	263,827
		571,372
Auto Components - 1.17%+
The Goodyear Tire & Rubber Co. (a)^	11,300	352,447

Automobiles - 0.80%+
Harley-Davidson, Inc. ^	4,100	240,875

Biotechnology - 1.12%+
Celgene Corp. (a)^	6,400	335,744

Capital Markets - 1.19%+
BlackRock, Inc. ^	2,300	359,513

Chemicals - 4.58%+
Celanese Corp. ^	11,800	363,912
Hercules, Inc. (a)^	17,800	347,812
International Flavors & Fragrances, Inc.^	6,600	311,652
Monsanto Co. ^	6,500	357,240
		1,380,616
Commercial Services & Supplies - 1.37%+
Sotheby's Holdings ^	9,300	413,664

Communications Equipment - 2.22%+
CommScope, Inc. (a)^	8,800	377,520
F5 Networks, Inc. (a)^	4,350	290,058
		667,578
Consumer Finance - 1.12%+
The First Marblehead Corp. ^	7,500	336,675

Containers & Packaging - 1.02%+
Pactiv Corp. (a)^	9,100	307,034

Diversified Financial Services - 3.25%+
Chicago Mercantile Exchange Holdings, Inc. ^	700	372,722
Intercontinentalexchange, Inc. (a)^	2,300	281,083
NYSE Group, Inc. (a)^	3,450	323,438
		977,243
Electronic Equipment & Instruments - 4.53%+
Amphenol Corp. ^	5,300	342,221
Dolby Laboratories, Inc. (a)^	10,300	355,453
Mettler Toledo International, Inc. (a)^	3,500	313,495
Trimble Navigation Ltd. (a)^	13,200	354,288
		1,365,457
Energy Equipment & Services - 2.24%+
FMC Technologies, Inc. (a)^	5,100	355,776
Oceaneering International, Inc. (a)^	7,600	320,112
		675,888
Gas Utilities - 1.32%+
Equitable Resources, Inc. ^	8,250	398,640

Underlying Funds Trust
Long/Short Equity―Momentum-1 Portfolio
Schedule of Investments
March 31, 2007

	Shares or
	Principal Amount	Value

Health Care Equipment & Supplies - 4.33%+
C.R. Bard, Inc. ^	4,300	$341,893
Kinetic Concepts, Inc. (a)^	6,000	303,840
Stryker Corp. ^	5,400	358,128
Zimmer Holdings, Inc. (a)^	3,500	298,935
		1,302,796
Health Care Providers & Services - 2.16%+
Emdeon Corp. (a)^	19,800	299,574
WellCare Health Plans, Inc. (a)^	4,100	349,525
		649,099
Hotels, Restaurants & Leisure - 4.56%+
Hilton Hotels Corp. ^	10,100	363,196
International Game Technology ^	8,400	339,192
Las Vegas Sands Corp. (a)^	3,900	337,779
Wynn Resorts Ltd. ^	3,500	332,010
		1,372,177
Household Products - 2.10%+
Church & Dwight, Inc. ^	6,100	307,135
Energizer Holdings, Inc. (a)^	3,800	324,254
		631,389
Insurance - 2.23%+
Covanta Holding Corp. (a)^	13,550	300,539
Loews Corp. ^	4,900	370,489
		671,028
Internet Software & Services - 2.29%+
Akamai Technologies, Inc. (a)^	6,900	344,448
Valueclick, Inc. (a)^	13,200	344,916
		689,364
IT Services - 5.72%+
Alliance Data Systems Corp. (a)^	5,700	351,234
Cognizant Technology Solutions Corp. (a)^	4,000	353,080
Gartner, Inc. (a)^	15,700	376,015
Mastercard, Inc. ^	2,800	297,472
Total System Services, Inc. ^	10,800	343,980
		1,721,781
Life Science Tools & Services - 2.10%+
Applera Corp. - Applied Biosystems Group ^	9,200	272,044
Waters Corp. (a)^	6,200	359,600
		631,644
Machinery - 3.65%+
Manitowoc Co. ^	5,300	336,709
Paccar, Inc. ^	5,100	374,340
Terex Corp. (a)^	5,400	387,504
		1,098,553
Media - 2.09%+
Clear Channel Outdoor Holdings, Inc. (a)^	10,500	276,255
The DIRECTV Group Inc. (a)^	15,300	352,971
		629,226
Metals & Mining - 2.45%+
Allegheny Technologies, Inc. ^	3,500	373,415
Southern Copper Corp. ^	5,100	365,466
		738,881
Multiline Retail - 3.54%+
JC Penney Co., Inc. ^	4,300	353,288
Kohl's Corp. (a)^	5,200	398,372
Nordstrom, Inc. ^	5,950	314,993
		1,066,653
Multi-Utilities & Unregulated Power - 1.17%+
The AES Corp. (a)^	16,400	352,928

Underlying Funds Trust
Long/Short Equity―Momentum-1 Portfolio
Schedule of Investments
March 31, 2007

	Shares or
	Principal Amount	Value

Oil & Gas - 2.20%+
Cabot Oil & Gas Corp.^	4,400	$296,208
Holly Corp. ^	6,200	367,660
		663,868
Personal Products - 0.99%+
Avon Products, Inc. ^	8,000	298,080

Pharmaceuticals - 2.07%+
Forest Laboratories, Inc. (a)^	6,050	311,212
Medicis Pharmaceutical ^	10,100	311,282
		622,494
Real Estate - 4.62%+
CB Richard Ellis Group, Inc. (a)^	10,000	341,800
Essex Property Trust, Inc. ^	2,500	323,700
Forest City Enterprises, Inc. ^	5,700	377,226
Taubman Centers, Inc. ^	6,000	347,940
		1,390,666
Real Estate Investment Trusts - 2.11%+
Simon Property Group, Inc. ^	2,700	300,375
Union Dominion Realty Trust, Inc. ^	10,900	333,758
		634,133
Real Estate Management & Development - 1.14%+
Jones Lang LaSalle, Inc. ^	3,300	344,124

Semiconductor & Semiconductor Equipment - 2.32%+
MEMC Electronic Materials, Inc. (a)^	6,800	411,944
Nvidia Corp. (a)^	9,950	286,361
		698,305
Software - 3.23%+
BMC Software, Inc. (a)^	10,400	320,216
Factset Research Systems, Inc. ^	4,900	307,965
Parametric Technology Corp. (a)^	18,000	343,620
		971,801
Specialty Retail - 3.29%+
American Eagle Outfitters ^	11,400	341,886
Carmax, Inc. (a)	12,800	314,112
Limited Brands	12,900	336,174
		992,172
Textiles, Apparel & Luxury Goods - 1.22%+
Coach, Inc. (a)	7,350	367,867

Wireless Telecommunication Services - 3.45%+
American Tower Corp. - Class A (a)	8,450	329,127
NII Holdings, Inc. (a)	5,100	378,318
SBA Communications Corp. - Class A (a)	11,250	332,438
		1,039,883

TOTAL COMMON STOCKS (Cost $23,186,533)		28,294,618

REPURCHASE AGREEMENTS - 5.82%+
The Bear Stearns Companies, Inc.,
5.100%, dated 3/30/2007, due 4/02/2007,
repurchase price $1,753,083 (g)^	$1,752,586	1,752,586

TOTAL REPURCHASE AGREEMENTS (Cost $1,752,586)		1,752,586

Total Investments (Cost $24,939,119) - 99.79%+		30,047,204
Other Assets in Excess of Liabilities - 0.21%+		65,054
TOTAL NET ASSETS - 100.00%+		$30,112,258

Underlying Funds Trust
Long/Short Equity―Momentum-1 Portfolio
Schedule of Securities Sold Short
March 31, 2007

	Shares or
	Principal Amount	Value

COMMON STOCK
Abraxis Bioscience, Inc. (a)	13,800	$368,598
Adtran, Inc.	15,600	379,860
Advance Auto Parts	9,700	373,935
Advanced Medical Optics, Inc. (a)	7,700	286,440
Analog Devices, Inc.	9,900	341,451
Apollo Group, Inc. (a)	7,000	307,300
Aqua America, Inc.	16,000	359,200
Arch Coal, Inc.	11,250	345,263
Bank of Hawaii Corp.	6,200	328,786
Barr Pharmaceuticals, Inc. (a)	6,100	282,735
Boston Scientific Corp. (a)	20,300	295,162
Brown & Brown, Inc.	10,700	289,435
Brown-Forman Corp. - Class B	4,600	301,576
C.H. Robinson Worldwide, Inc.	7,000	334,250
Cheniere Energy, Inc. (a)	10,350	322,403
Chico's FAS, Inc. (a)	13,700	334,691
Choice Hotels International, Inc.	7,700	272,811
Citrix Systems, Inc. (a)	11,400	365,142
Coldwater Creek, Inc. (a)	16,300	330,564
Consol Energy, Inc.	10,100	395,213
Con-Way, Inc.	6,850	341,404
The Corporate Executive Board Co.	4,350	330,426
Crane Co.	8,850	357,717
Crown Castle International Corp. (a)	9,400	302,022
CTC Media, Inc. (a)	14,200	364,656
Cullen/Frost Bankers, Inc.	5,600	293,048
Dow Jones & Co, Inc.	11,000	379,170
EOG Resources, Inc.	5,400	385,236
Fastenal Co.	9,000	315,450
Federated Investors, Inc.	9,900	363,528
Flowserve Corp.	5,800	331,702
Fluor Corp.	4,000	358,880
Foundation Coal Holdings, Inc.	10,700	367,438
Freeport-McMoRan Copper & Gold, Inc.	6,400	423,616
Global Payments, Inc.	7,400	252,044
H&R Block, Inc.	16,750	352,420
Harte-Hanks, Inc.	12,900	355,911
Hershey Foods Corp.	6,500	355,290
HNI Corp.	7,200	330,696
Hospira, Inc. (a)	8,000	327,200
ImClone Systems, Inc. (a)	9,850	401,584
Investment Technology Group, Inc. (a)	7,550	295,960
Joy Global, Inc.	6,900	296,010
Linear Technology Corp.	11,650	368,023
Massey Energy Co.	11,400	273,486
Maxim Integrated Products, Inc.	8,850	260,190

Underlying Funds Trust
Long/Short Equity―Momentum-1 Portfolio
Schedule of Securities Sold Short
March 31, 2007

	Shares or
	Principal Amount	Value

MSC Industrial Direct Co., Inc. - Class A	8,200	$382,776
National Semiconductor Corp.	13,950	336,753
NAVTEQ Corp. (a)	10,100	348,450
Noble Corp. (b)	4,200	330,456
Panera Bread Co. (a)	5,800	342,548
Patterson-UTI Energy, Inc.	12,650	283,866
Paychex, Inc.	8,900	337,043
PDL Biopharma, Inc. (a)	19,100	414,470
Peabody Energy Corp.	8,550	344,052
Pharmaceutical Product Development, Inc.	9,850	331,846
Plexus Corp. (a)	13,400	229,810
Pool Corporation	7,900	282,820
The Progressive Corp.	15,200	331,664
Questar Corp.	3,600	321,156
Rayonier, Inc.	8,100	348,300
Red Hat, Inc. (a)	14,600	334,778
Republic Services, Inc.	12,900	358,878
Rockwell Automation, Inc.	5,800	347,246
SanDisk Corp. (a)	9,850	431,430
Scientific Games Corp. - Class A (a)	10,900	357,847
Sepracor, Inc. (a)	6,900	321,747
Silicon Laboratories, Inc. (a)	9,500	284,240
SLM Corp.	7,500	306,750
St. Jude Medical, Inc. (a)	9,300	349,773
Sunoco, Inc.	5,600	394,464
TCF Financial Corp.	13,500	355,860
TD Ameritrade Holding Corp. (a)	22,500	334,800
Thor Industries, Inc.	7,300	287,547
Timberland Co. (a)	13,100	340,993
Tractor Supply Co. (a)	7,000	360,500
Valassis Communications, Inc. (a)	14,350	246,676
Valeant Pharmaceuticals International	20,300	350,987
Walter Industries, Inc.	6,850	169,538
Warner Music Group Corp.	15,400	262,724
Westamerica Bancorporation	7,400	356,458
Whole Foods Market, Inc.	6,100	273,585
Williams-Sonoma, Inc.	9,800	347,508
Wm. Wrigley, Jr. Co.	6,800	346,324

TOTAL COMMON STOCK SOLD (Proceeds $28,094,078)		27,884,585

Total Securities Sold Short (Proceeds $28,094,078)		$27,884,585

Underlying Funds Trust
Long/Short Equity―REIT-1 Portfolio
Schedule of Investments
March 31, 2007

	Shares or
	Principal Amount	Value

COMMON STOCKS - 100.14%+

Commercial Services & Supplies - 2.49%+
Corrections Corp. of America (a)^	15,700	$829,117

Diversified REITs - 9.51%+
Investors Real Estate Trust ^	52,100	551,739
Lexington Corporate Properties Trust ^	2,640	55,783
Mission West Properties ^	35,400	511,884
One Liberty Properties, Inc. ^	10,800	246,348
Vornado Realty Trust ^	8,400	1,002,456
Washington Real Estate Investment Trust ^	21,200	793,304
		3,161,514
Health Care REITs - 6.43%+
Health Care Property Investors, Inc. ^	3,700	133,311
Health Care REIT, Inc. ^	16,100	706,790
Nationwide Health Properties, Inc. ^	35,400	1,106,604
Ventas, Inc. ^	4,500	189,585
		2,136,290
Hotels Restaurants & Leisure - 4.33%+
Host Marriott Corp. ^	6,300	165,753
Marriott International, Inc. - Class A ^	13,000	636,480
Starwood Hotels & Resorts Worldwide ^	9,800	635,530
		1,437,763
Hybrid - 0.30%+
iStar Financial, Inc. ^	2,100	98,343

Industrial/Office - 17.10%+
Alexandria Real Estate Equities, Inc. ^	5,600	562,072
Boston Properties, Inc. ^	6,500	763,100
Corporate Office Properties Trust ^	2,900	132,472
Douglas Emmett, Inc. ^	26,400	673,992
Duke Realty Corp. ^	3,000	130,410
Eastgroup Properties ^	13,200	673,596
First Potomac Realty Trust ^	2,300	65,711
Franklin Street Properties Corp. ^	8,400	161,112
Liberty Property Trust ^	5,300	258,216
Parkway Properties Inc. ^	7,500	391,875
PS Business Parks, Inc. ^	7,700	543,004
Prologis ^	2,500	162,325
SL Green Realty Corp. ^	7,300	1,001,414
W.P. Carey & Co. LLC ^	4,900	163,513
		5,682,812
Lodging/Resorts REITs - 8.31%+
Diamondrock Hospitality Co. ^	14,900	283,100
Eagle Hospitality Property Trust, Inc. ^	15,000	167,250
Hersha Hospitality Trust ^	50,200	591,356
Highland Hospitality Corp. ^	36,830	655,574
Hospitality Properties Trust ^	12,800	599,040
LaSalle Hotel Properties ^	8,600	398,696
Supertel Hospitality Inc. ^	9,000	68,670
		2,763,686

Underlying Funds Trust
Long/Short Equity―REIT-1 Portfolio
Schedule of Investments
March 31, 2007

	Shares or
	Principal Amount	Value

Mortgage REITs - 11.14%+
Alesco Financial, Inc. ^	61,200	$533,052
Arbor Realty Trust, Inc. ^	20,600	627,064
Capital Trust Inc. ^	16,500	751,905
KKR Financial Corp. ^	19,200	526,656
Luminent Mortgage Capital, Inc. ^	66,400	593,616
Newcastle Investment Corp. ^	20,100	557,373
RAIT Investment Trust ^	4,000	111,760
		3,701,426
Residential REITs - 9.34%+
Apartment Investment & Management Co. ^	5,200	299,988
AvalonBay Communities, Inc. ^	5,700	741,000
BRE Properties ^	11,000	694,650
Equity Lifestyle Properties, Inc. ^	9,700	523,897
Essex Property Trust, Inc. ^	6,000	776,880
Mid-America Apartment Communities, Inc. ^	1,200	67,512
		3,103,927
Retail REITs - 23.93%+
Acadia Realty Trust ^	15,900	414,513
Agree Realty Corp. ^	5,600	191,184
AmReit ^	18,600	164,610
Forest City Enterprises, Inc. ^	7,500	496,350
Kimco Realty Corp. ^	6,000	292,440
Kite Realty Group Trust ^	32,280	643,986
National Retail Properties, Inc. ^	33,900	820,041
Ramco-Gershenson Properties ^	13,700	489,227
Realty Income Corp. ^	18,000	507,600
Regency Centers Corp. ^	5,900	492,945
Saul Centers, Inc. ^	10,900	620,210
Simon Property Group, Inc. ^	8,500	945,625
Taubman Centers, Inc. ^	12,400	719,076
Urstadt Biddle Properties, Inc. ^	28,700	561,372
Weingarten Realty Investors ^	12,500	594,500
		7,953,679
Self Storage REITs - 2.38%+
Extra Space Storage, Inc.	41,700	789,798

Specialty REITs - 4.61%+
Digital Realty Trust, Inc.	22,700	905,730
Entertainment Properties Trust	10,400	626,600
		1,532,330
Thrifts & Mortgage Finance - 0.27%+
Municipal Mortgage & Equity LLC	3,200	91,200

TOTAL COMMON STOCKS (Cost $32,754,624)		33,281,885

REPURCHASE AGREEMENTS - 1.23%+
The Bear Stearns Companies, Inc.,
5.100%, dated 3/30/2007, due 4/02/2007,
repurchase price $407,683 (g)^	$407,568	407,568

TOTAL REPURCHASE AGREEMENTS (Cost $407,568)		407,568

Total Investments (Cost $33,162,192) - 101.37%+		33,689,453
Liabilities in Excess of Other Assets - (1.37%)+		(438,907)
TOTAL NET ASSETS - 100.00%+		$33,250,546

Underlying Funds Trust
Long/Short Equity―REIT-1 Portfolio
Schedule of Securities Sold Short
March 31, 2007

	Shares or
	Principal Amount	Value

COMMON STOCK
Affordable Residential Communities (a)	44	$534
AMB Property Corp.	3,400	199,886
American Campus Communities, Inc.	13,400	405,886
American Financial Realty Trust	39,500	398,160
American Home Mortgage Investment Corp.	19,500	526,305
American Land Lease, Inc.	1,400	35,000
Annaly Mortgage Management, Inc.	13,000	201,240
Anthracite Capital, Inc.	30,700	368,400
Anworth Mortgage Asset Corp.	58,900	575,453
Ashford Hospitality Trust, Inc.	24,500	292,530
BioMed Realty Trust, Inc.	22,400	589,120
Capital Lease Funding	12,400	132,804
Capstead Mortgage Corp.	24,300	242,757
CBL & Associates Properties, Inc.	16,900	757,796
Cedar Shopping Centers, Inc.	33,600	544,320
CharterMac	34,900	675,315
Choice Hotels International, Inc.	23,800	843,234
Colonial Properties Trust	22,100	1,009,307
Cousins Properties, Inc.	20,000	657,200
Crescent Real Estate Equities Co.	36,100	724,166
DCT Industrial Trust, Inc.	53,700	635,271
Education Realty Trust, Inc.	43,500	642,930
Equity One, Inc.	24,900	659,850
Equity Residential	13,800	665,574
Feldman Mall Properties, Inc.	22,200	269,508
First Industrial Realty Trust, Inc.	17,700	801,810
Glimcher Realty Trust	16,580	447,992
GMH Communities Trust	61,900	618,381
Healthcare Realty Trust, Inc.	18,140	676,622
Home Properties, Inc.	6,000	316,860
IMPAC Mortgage Holdings, Inc.	66,200	331,000
Inland Real Estate Corp.	26,500	486,010
Interstate Hotels & Resorts, Inc. (a)	24,250	153,017
JER Investors Trust, Inc.	22,200	422,244
Kilroy Realty Corp.	10,400	767,000
Lexington Corporate Properties Trust	27,800	587,414
Mack-Cali Realty Corp.	17,500	833,525
Maguire Properties, Inc.	18,100	643,636
Marcus Corp.	31,200	725,712
Morgans Hotel Group Co. (a)	41,600	874,016
National Health Investors, Inc.	4,400	137,896
Omega Healthcare Investors, Inc.	26,000	445,900
Opteum, Inc.	32,500	146,250
Plum Creek Timber Co., Inc.	29,300	1,155,006
Post Properties, Inc.	17,200	786,556
Potlatch Corp.	14,500	663,810
Rayonier, Inc.	11,800	507,400
Redwood Trust, Inc.	6,800	354,824
Republic Property Trust	51,400	590,586
Senior Housing Properties Trust	8,600	205,540
Sovran Self Storage, Inc.	12,400	687,084
Spirit Finance Corp.	61,600	917,840
The St. Joe Co.	23,400	1,224,054
Strategic Hotel Cap, Inc.	39,300	898,791
Sun Communities, Inc.	17,500	542,850
Tanger Factory Outlet Centers	14,200	573,538
Travelcenters of America LLC (a)	600	23,052
U-Store-It Trust	18,800	378,256
UDR, Inc.	7,500	229,650

TOTAL COMMON STOCK SOLD (Proceeds $31,083,916)		31,206,668

Total Securities Sold Short (Proceeds $31,083,916)		$31,206,668

Underlying Funds Trust
Merger Arbitrage - 1 Portfolio
Schedule of Investments
March 31, 2007

	Shares or
	Principal Amount	Value

COMMON STOCKS - 115.95%+

Advertising - 0.34%+
Pagesjaunes Groupe S.A. (a)	5,500	$120,052

Aerospace & Defense - 2.90%+
Fairchild Corp. (a)	6,000	12,120
Herley Industries, Inc. (a)	20,000	312,400
Honeywell International, Inc.	6,000	276,360
Kaman Corp.	8,500	198,135
Sequa Corp. (a)	1,800	215,586
		1,014,601
Auto Components - 0.15%+
Dana Corp. (a)	10,000	8,750
Midas, Inc. (a)	2,000	43,140
		51,890
Beverages - 0.32%+
PepsiAmericas, Inc.	5,000	111,600

Biotechnology - 0.81%+
Tanox, Inc. (a)	15,000	281,400

Building Products - 0.14%+
Griffon Corp. (a)	2,000	49,500

Capital Markets - 1.10%+
Ameriprise Financial, Inc.	1,000	57,140
BKF Capital Group, Inc. (a)	3,000	9,750
Investors Financial Services Corp.	1,000	58,150
SWS Group, Inc.	10,500	260,505
		385,545
Chemicals - 4.38%+
Bairnco Corp.	10,000	134,500
Ferro Corp.	15,000	324,150
Hercules, Inc. (a)	4,000	78,160
Huntsman Corp.	2,000	38,180
MacDermid, Inc.	20,000	697,400
Sensient Technologies Corp.	10,000	257,800
		1,530,190
Commercial Banks - 1.44%+
Compass Bancshares, Inc.	3,000	206,400
First Republic Bank	2,500	134,250
Mid-State Bancshares	2,000	73,380
PNC Financial Services Group	1,255	90,322
		504,352
Commercial Services & Supplies - 4.01%+
Adesa, Inc.	40,000	1,105,200
Central Parking Corp.	500	11,090
H&R Block, Inc.	1,000	21,040
Republic Services, Inc.	3,000	83,460
School Specialty, Inc. (a)	1,000	36,110
Vertrue, Inc. (a)	3,000	144,330
		1,401,230
Communications Equipment - 0.73%+
Andrew Corp. (a)	5,000	52,950
Belden CDT, Inc.	1,000	53,590
FalconStor Software, Inc. (a)	3,500	36,470
Stratos International, Inc. (a)	15,000	111,300
		254,310
Construction Materials - 0.38%+
Florida Rock Industries, Inc.	2,000	134,580

Underlying Funds Trust
Merger Arbitrage - 1 Portfolio
Schedule of Investments
March 31, 2007

	Shares or
	Principal Amount	Value

Consumer Finance - 0.56%+
American Express Co.	3,500	$197,400

Containers & Packaging - 0.78%+
Longview Fibre Co.	10,000	246,300
Myers Industries, Inc.	1,500	28,020
		274,320
Diversified Financial Services - 0.96%+
GATX Corp.	7,000	334,600

Diversified Telecommunication Services - 2.03%+
Asia Satellite Telecommunications ADR	500	11,395
Cincinnati Bell, Inc. (a)	10,000	47,000
Citizens Communications Co.	3,840	57,408
Portugal Telecom SGPS S.A. (c)	16,000	214,376
Sprint Corp.	20,000	379,200
		709,379
Electric Utilities - 3.84%+
DPL, Inc.	2,000	62,180
Duquesne Light Holdings, Inc.	40,000	791,600
NSTAR	3,000	105,360
TXU Corp.	6,000	384,600
		1,343,740
Electrical Equipment - 1.25%+
Cooper Industries Ltd. (c)	2,000	89,980
SL Industries, Inc. (a)	3,500	52,675
Thomas & Betts Corp. (a)	6,000	292,920
		435,575
Electromedical & Electrotherapeutic Apparatus - 2.84%+
Intralase Corp. (a)	39,800	994,204

Electronic Equipment & Instruments - 1.68%+
Excel Technology, Inc. (a)	11,000	300,630
Paxar Corp. (a)	10,000	287,000
		587,630
Energy Equipment & Services - 7.12%+
Hydril (a)	19,000	1,828,560
Lone Star Technologies (a)	10,000	660,300
		2,488,860
Food & Staples Retailing - 2.00%+
BJ's Wholesale Club, Inc. (a)	500	16,915
Smart & Final, Inc. (a)	4,000	87,080
Supervalu, Inc.	4,000	156,280
The Topps Co., Inc.	30,000	291,600
Wild Oats Markets, Inc. (a)	8,000	145,600
		697,475
Food Products - 4.32%+
Cadbury Schweppes Plc. ADR	3,000	154,110
Campbell Soup Co.	2,000	77,900
Delta & Pine Land Co.	13,000	535,600
Groupe Danone ADR	5,000	178,600
H.J. Heinz Co.	4,000	188,480
Premium Standard Farms, Inc.	10,000	210,400
Sara Lee Corp.	2,500	42,300
Tootsie Roll Industries, Inc.	4,120	123,477
		1,510,867
Gas Utilities - 1.84%+
Cascade Natural Gas Corp.	2,500	65,875
KeySpan Corp.	14,000	576,100
		641,975

Underlying Funds Trust
Merger Arbitrage - 1 Portfolio
Schedule of Investments
March 31, 2007

	Shares or
	Principal Amount	Value

Health Care Equipment & Supplies - 4.39%+
Biomet, Inc.	9,000	$382,410
Biosite, Inc. (a)	12,000	1,007,640
Conmed Corp. (a)	2,500	73,075
Kensey Nash Corp. (a)	1,000	30,500
Osteotech, Inc. (a)	1,000	7,640
Regeneration Technologies, Inc. (a)	4,500	32,625
		1,533,890
Health Care Providers & Services - 1.18%+
Amicas, Inc. (a)	18,000	51,120
Chemed Corp.	1,000	48,960
IMS Health, Inc.	7,000	207,620
Triad Hospitals, Inc. (a)	2,000	104,500
		412,200
Hotels, Restaurants & Leisure - 6.32%+
Boyd Gaming Corp.	2,000	95,280
CBRL Group, Inc.	2,000	92,600
Churchill Downs, Inc.	6,000	272,340
Dover Motorsports, Inc.	2,000	10,500
Four Seasons Hotels, Inc. (c)	7,000	562,100
Harrah's Entertainment, Inc.	6,500	548,925
Ladbrokes Plc. (a)	15,294	121,137
OSI Restaurant Partners, Inc.	8,000	316,000
Station Casinos, Inc.	2,000	173,140
Sunterra Corp. (a)	1,000	15,700
		2,207,722
Household Durables - 0.78%+
Fortune Brands, Inc.	2,000	157,640
Nobility Homes, Inc.	2,000	47,700
Skyline Corp.	2,000	67,480
		272,820
Industrial Conglomerates - 2.26%+
Tyco International Ltd. (c)	25,000	788,750

Insurance -1.08%+
CNA Surety Corp. (a)	2,500	52,750
Hub International Ltd. (c)	7,800	325,104
		377,854
Internet Software & Services - 3.06%+
Jupitermedia Corp. (a)	2,000	13,240
Netratings, Inc. (a)	1,500	31,200
WebEx Communications, Inc. (a)	18,000	1,023,480
		1,067,920
IT Services - 1.87%+
Affiliated Computer Services, Inc. (a)	200	11,776
Computer Sciences Corp. (a)	1,000	52,130
Sabre Holdings Corp.	18,000	589,500
		653,406
Machinery - 3.19%+
Ampco-Pittsburgh Corp.	10,000	288,900
Flowserve Corp. (a)	2,000	114,380
ITT Industries, Inc.	3,500	211,120
Navistar International Corp. (a)	5,000	228,750
Sig Holding AG (c)	200	71,432
Tennant Co.	4,000	125,960
Watts Water Technologies, Inc.	2,000	76,060
		1,116,602

Underlying Funds Trust
Merger Arbitrage - 1 Portfolio
Schedule of Investments
March 31, 2007

	Shares or
	Principal Amount	Value

Media - 9.37%+
Cablevision Systems Corp.	18,000	$547,740
Catalina Marketing Corp.	500	15,790
CBS Corp.	4,500	137,745
Clear Channel Communications, Inc.	20,000	700,800
Discovery Holding Co. (a)	2,000	38,260
Dow Jones & Co, Inc.	5,000	172,350
EchoStar Communications Corp. (a)	4,000	173,720
Emmis Communications Corp.	5,000	42,200
Fisher Communications, Inc. (a)	4,000	194,400
Ion Media Networks, Inc. (a)	30,000	39,900
Liberty Media Holding Corp. (a)	3,000	331,770
Lin TV Corp. (a)	10,000	159,000
McClatchy Co.	1,023	32,337
Media General, Inc.	1,500	57,240
Salem Communications Corp.	5,000	62,500
Shaw Communications, Inc. ADR	1,000	36,920
Tribune Co.	10,000	321,100
Triple Crown Media, Inc. (a)	500	4,195
Viacom Inc. (a)	3,000	123,180
Warner Music Group Corp.	2,000	34,120
Young Broadcasting, Inc. (a)	12,000	48,480
		3,273,747
Metals & Mining - 2.60%+
Alcoa, Inc.	1,000	33,900
Barrick Gold Corp. (c)	6,000	171,300
Novelis, Inc. (c)	15,000	661,650
WHX Corp. (a)	5,000	42,500
		909,350
Multiline Retail - 1.03%+
Dollar General Corp.	17,000	359,550

Multi-Utilities - 1.75%+
Integrys Energy Group, Inc.	3,300	183,183
Northwestern Corp.	9,000	318,870
NRG Energy, Inc. (a)	1,500	108,060
Suez (a)(c)	3,200	43
		610,156
Multi-Utilities & Unregulated Power - 0.96%+
Aquila, Inc.	80,000	334,400

Oil & Gas - 6.16%+
Anadarko Petroleum Corp.	1,000	42,980
ChevronTexaco Corp.	1,500	110,940
Energy Partners Ltd. (a)	6,000	108,900
Giant Industries, Inc. (a)	8,500	643,025
Kinder Morgan, Inc.	9,000	958,050
Pioneer Natural Resources Co.	500	21,555
Stone Energy Corp. (a)	9,000	267,210
		2,152,660
Oil, Gas & Consumable Fuels - 0.30%+
James River Coal Co. (a)	14,000	104,580

Orthopedic, Prosthetic, And Surgical Appliances And Supplies - 1.69%+
Angiodynamics, Inc. (a)	35,000	591,150

Personal Products - 0.11%+
Herbalife Ltd. (a)(c)	1,000	39,190

Pharmaceuticals - 3.71%+
Allergan, Inc.	200	22,164
New River Pharmaceuticals, Inc. (a)	20,000	1,272,600
		1,294,764

Underlying Funds Trust
Merger Arbitrage - 1 Portfolio
Schedule of Investments
March 31, 2007

	Shares or
	Principal Amount	Value

Real Estate - 2.95%+
The Mills Corp.	7,500	$189,300
New Plan Excel Realty Trust	25,000	825,750
Winston Hotels, Inc.	1,000	15,030
		1,030,080
Real Estate Management & Development - 2.97%+
Realogy Corp. (a)	35,000	1,036,350

Road & Rail - 1.39%+
Laidlaw International, Inc.	5,000	173,000
Swift Transportation Co., Inc. (a)	10,000	311,600
		484,600
Software - 5.92%+
Altiris, Inc. (a)	8,000	263,280
Borland Software Corp. (a)	6,500	34,255
GSE Systems, Inc. (a)	283	1,797
Hyperion Solutions Corp. (a)	30,000	1,554,900
Kronos, Inc. (a)	4,000	214,000
		2,068,232
Specialty Retail - 0.74%+
Claire's Stores, Inc.	2,000	64,240
CSK Auto Corp. (a)	10,000	172,000
Pier 1 Imports, Inc.	3,000	20,730
		256,970
Thrifts & Mortgage Finance - 0.32%+
Flushing Financial Corp.	2,000	32,460
NewAlliance Bancshares, Inc.	5,000	81,050
		113,510
Tobacco - 1.02%+
Gallaher Group Plc. ADR	4,000	357,000

Wireless Telecommunication Services - 2.91%+
Centennial Communications Corp. (a)	3,000	24,691
Crown Castle International Corp.	4,625	148,601
Millicom International Cellular S.A. (a)(c)	3,000	235,080
Price Communications Corp.	1,000	20,000
United States Cellular Corp. (a)	8,000	587,600
		1,015,972

TOTAL COMMON STOCKS (Cost $38,695,474)		40,518,700

REPURCHASE AGREEMENTS - 24.38%+
The Bear Stearns Companies, Inc.,
5.100%, dated 3/30/2007, due 4/02/2007,
repurchase price $8,522,499	$8,520,085	8,520,085

TOTAL REPURCHASE AGREEMENTS (Cost $8,520,085)		8,520,085

Total Investments (Cost $47,215,559) - 140.33%+		49,038,785
Liabilities in Excess of Other Assets - (40.33%)+		(14,092,435)
TOTAL NET ASSETS - 100.00%+		$34,946,350

Footnotes
March 31, 2007

The following footnotes pertain to the Schedules of Investments:

ADR American Depository Receipt.
(a) Non-income Producing.
(b) Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.
(c) Foreign Issued Securities.
(d) Defaulted Security.
(e) Callable only if stock price equals predetermined price. As of March 31, 2007, bond is not callable.
(f) Convertible features based on predetermined criteria. As of March 31, 2007, none of the bonds have exercised their conversion features.
(g) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers' acceptances.
(h) Security valued at its fair value under the supervision of the Board of Trustees.
^ All or a portion of the shares have been committed as collateral for open short positions.
(+) Percentages are stated as a percent of net assets.

The following footnotes pertain to the Schedules of Securities Sold Short:

ADR American Depository Receipt.
(a) Non-income Producing.
(b) Foreign Issued Securities.
(c) Defaulted.
(d) Callable only if stock price equals predetermined price. As of March 31, 2007, bond is not callable.
(e) Restricted.

The cost basis of investments for federal income tax purposes at March 31, 2007, was as follows*:

Cost of investments	$428,284,507

Gross unrealized appreciation	56,894,847
Gross unrealized depreciation	(29,039,165)
Net unrealized appreciation	$27,855,682

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Underlying Funds Trust

By (Signature and Title)   /s/ Lee Schultheis
Lee Schultheis, President

Date   May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Lee Schultheis
Lee Schultheis, President

Date   May 21, 2007

By (Signature and Title)*   /s/ Stephen G. Bondi
Stephen G. Bondi, Treasurer

Date   May 22, 2007